EVERGREEN MONEY MARKET TRUST

PART A

PROSPECTUS FOR CLASSES A, B, C, I

Prospectus, June 1, 2007
as supplemented, November 19, 2007

Evergreen
Money Market Funds

Evergreen California Municipal Money Market Fund
Evergreen Money Market Fund *
Evergreen Municipal Money Market Fund
Evergreen New Jersey Municipal Money Market Fund
Evergreen New York Municipal Money Market Fund
Evergreen Pennsylvania Municipal Money Market Fund
Evergreen Treasury Money Market Fund
Evergreen U.S. Government Money Market Fund
Class A
Class B
Class C
Class I

*  Class B and Class C shares of the Evergreen Money Market Fund are available for purchase only by certain investors. Please see the section entitled "How to Choose the Share Class That Best Suits You" for more information.

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

TABLE OF CONTENTS

FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks
Evergreen California Municipal Money Market Fund
Evergreen Money Market Fund
Evergreen Municipal Money Market Fund
Evergreen New Jersey Municipal Money Market Fund
Evergreen New York Municipal Money Market Fund
Evergreen Pennsylvania Municipal Money Market Fund
Evergreen Treasury Money Market Fund
Evergreen U.S. Government Money Market Fund

GENERAL INFORMATION:

The Funds' Investment Advisor
Calculating the Share Price
How to Choose an Evergreen Fund
How to Choose the Share Class that Best Suits You
How To Reduce or Eliminate Your Sales Charge
Shareholder Transactions
How to Buy Shares
How to Redeem Shares
Other Services
Dividends and Distributions
Taxes
More Information about the Funds' Fees and Expenses
Financial Highlights
Other Fund Practices
Index Descriptions

Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's investment goal? You can find information about how the Fund seeks to achieve its investment goal by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment goal without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goal? What types of investments does it contain? What style of investing and investment philosophy does it follow?

RISK FACTORS

What are the principal risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

FEES AND EXPENSES

How much does it cost to invest in the Fund?

Overview of Fund Risks

Money Market Funds

typically rely on a combination of the following strategies:

  attempting to maintain $1.00 per share net asset value;
  investing in high quality, short-term money market instruments, including U.S. government securities; and
  selling a portfolio investment: i) when a portfolio manager believes the issuer's investment fundamentals begin to deteriorate; ii) to take advantage of yield opportunities; iii) when the investment no longer appears to meet the Fund's investment goal; iv) when the Fund must meet redemptions; or v) for other investment reasons which a portfolio manager deems appropriate.

may be appropriate for investors who:

  are seeking a conservative investment with low volatility;
  are seeking a fund for short-term investment; and
  are seeking liquidity.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is:

  not guaranteed to achieve its investment goal;
  not a deposit with a bank;
  not insured, endorsed or guaranteed by the FDIC or any government agency; and
  subject to investment risks.

The following are some of the most important risks affecting your investment in a Fund. Other risks may be described in the discussion following this overview.

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of the Fund's investments in debt securities and its yield may decline. If interest rates go down, interest earned by the Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk. Some debt securities give the issuer the option to call or redeem the security before its maturity date. If an issuer calls or redeems the security during a time of declining interest rates, the Fund might have to reinvest the proceeds in a security offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

Credit Risk

Credit risk refers to the possibility that the issuer of a security held by a Fund or the counterparty to a contract with a Fund may not be able to pay interest and principal when due or otherwise honor its obligations. If an issuer defaults, or if the credit quality of an investment deteriorates or is perceived to deteriorate, the value of the investment could decline. Credit risk is generally greater for zero coupon bonds and other investments that are required to pay interest only at maturity rather than at intervals during the life of the investment. Credit risk will be heightened if a Fund invests in debt securities with medium- and lower-rated credit quality ratings.

Concentration Risk

A Fund that concentrates its investments in a limited number of sectors, industries, states or countries will be more vulnerable to adverse financial, economic, political or other developments affecting those sectors, industries, states or countries than a fund that invests its assets more broadly, and the value of the Fund's shares may be more volatile.

Non-Diversification Risk

An investment in a Fund that is non-diversified entails greater risk than an investment in a diversified fund. When a Fund is non-diversified, it may invest a greater percentage of assets in a single issuer or a limited number of issuers than may be invested by a diversified fund. As a result, a Fund may be especially vulnerable to financial, economic, political or other developments affecting an issuer in which it invests. A higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of a Fund’s portfolio than in a fund which invests more broadly.

Municipal Securities Risk

Municipal bonds are investments of any maturity issued by states, public authorities or political subdivisions to raise money for public purposes. There is generally less public information available for municipal securities compared to corporate equities or bonds, and the investment performance of a Fund holding municipal bonds may therefore be more dependent on the analytical abilities of the Fund’s advisor. Certain municipal securities are general obligations of a state or other government entity supported by its taxing powers. These general obligations are typically payable from the issuer’s general unrestricted revenues, although payment may depend upon government appropriation or aid from other governments. Other municipal securities are special revenue obligations, which are payable from revenue earned by a particular project or other revenue source. Investors can look only to the revenue generated by the project or the operator of the project rather than the credit of the state or local government authority issuing the bonds. Special revenue obligations are typically subject to greater credit risk than general obligations because of the relatively limited source of revenue. A Fund may make significant investments in a single issue or a segment of the tax-exempt debt market, such as revenue bonds for health care facilities, housing or airports. These investments may cause the value of a Fund's shares to change more than the value of shares of funds that invest more broadly. The values of municipal bonds may rise or fall in response to a number of factors affecting their issuers, including political or fiscal events, legislative changes, and the enforceability of rights of municipal bond holders. The values of municipal securities can be affected more by supply and demand factors or the creditworthiness of the issuer than market interest rates. In addition, the municipal securities held by the Fund may fail to meet certain legal requirements which allow interest distributed from such securities to be tax-exempt. If those requirements are not met, the interest received and distributed to shareholders by the Fund may be taxable. In addition, changes in federal or state tax laws may cause the prices of municipal securities to fall. Certain municipal securities may be highly illiquid, making them difficult to value or dispose of at favorable prices.

California Municipal Money Market Fund

FUND FACTS:

Goals:

·  High Current Income Exempt from Federal and California State Income Taxes

·  Preservation of Capital

·  Liquidity

Principal Investment:

·  Municipal Money Market Securities

Classes of Shares Offered in this Prospectus:

·  Class A

·  Class I

Investment Advisor:

·  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbols:

·  ECMXX (Class A)

·  ECUXX (Class I)

Distribution Payment Schedule:

·  Monthly

INVESTMENT GOAL

The Fund seeks as high a level of current income exempt from regular federal income tax and, to the extent possible, from California personal income tax, as is believed to be consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 1.

The Fund will normally invest at least 80% of its assets in municipal money market securities issued by the State of California or its political subdivisions, agencies, or instrumentalities, or by other governmental units (such as U.S. territories), the interest from which is exempt from federal income tax other than the federal alternative minimum tax and, to the extent possible, from California personal income tax and which are determined by the investment advisor to present minimal credit risk. Municipal money market securities include fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate.

The Fund will comply with the diversification requirements prescribed by Rule 2a-7 under the Investment Company Act of 1940, as amended. However, the Fund is non-diversified and therefore may invest a significant percentage of its assets in obligations of a single or small number of issuers. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand for the security in the marketplace, as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high-quality, short-term taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment goal.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 1 under the headings:

  Interest Rate Risk
  Credit Risk
  Concentration Risk
  Non-Diversification Risk
  Municipal Securities Risk

Distributions of capital gains and other taxable income will be subject to the California personal income tax. Corporations subject to California corporation franchise and income tax will generally be subject to tax on all distributions of income from the Fund. The municipal securities held by the Fund may fail to meet certain legal requirements which allow interest on such securities to be tax-exempt. If those requirements are not met, the interest received and distributed to shareholders by the Fund may be taxable. An investment in the Fund may also result in liability for federal alternative minimum tax, both for individual and corporate shareholders. For example, while the interest from qualified private activity bonds is generally not subject to federal income tax, many types of private activity bond interest must be included in taxable income for federal alternative minimum tax purposes. In addition, changes in federal or state tax laws may cause the prices of municipal securities to fall.

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class I shares of the Fund in each full calendar year since its inception on 9/24/2001. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Class I Shares (%)

1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
					1.23	0.73	0.80	1.98	3.01

Best Quarter:	4th Quarter 2006	+ 0.80%
Worst Quarter:	3rd Quarter 2003	+ 0.13%
Year-to-date total return as of 3/31/2007 is +0.77%.

The next table lists the Fund’s average annual total return by class over the one- and five-year periods and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with that of the Merrill Lynch 3-Month U.S. Treasury Bill Index (3-Mo. T-Bill). Please see "Index Descriptions" at the back of this prospectus. Performance information for an index does not reflect the transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2006)

	Inception Date of Class	1 year	5 year	10 year	Performance Since 9/24/2001
Class A	9/24/2001	2.69%	1.24%	N/A	1.24%
Class I	9/24/2001	3.01%	1.55%	N/A	1.57%
3-Mo. T-Bill [1]		4.85%	2.43%	N/A	2.43%

1.  Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current 7-day yield information call 1.800.343.2898.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund’s fiscal year ended 1/31/2007.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Class A	Class I
Management Fees	0.45%	0.45%
12b-1 Fees	0.30%	0.00%
Other Expenses	0.18%	0.18%
Total Annual Fund Operating Expenses	0.93%	0.63%

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Class A	Class I
1 year	$ 95	$ 64
3 years	$ 296	$ 202
5 years	$ 515	$ 351
10 years	$ 1,143	$ 786

Money Market Fund

FUND FACTS:

Goals:

·  High Current Income

·  Preservation of Capital

·  Liquidity

Principal Investments:

·  Money Market Securities

·  Short-term Corporate Debt Obligations

Classes of Shares Offered in this Prospectus:

·  Class A

·  Class B

·  Class C

·  Class I

Investment Advisor:

·  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbols:

·  EMAXX (Class A)

·  EMBXX (Class B)

·  EMCXX (Class C)

·  EGMXX (Class I)

Distribution Payment Schedule:

·  Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 1.

The Fund invests principally in money market securities, including short-term corporate debt obligations (such as fixed, variable or floating rate securities), certificates of deposit and bankers' acceptances, commercial paper, municipal securities and repurchase agreements determined by the investment advisor to present minimal credit risk.

In addition, the Fund may invest in U.S. Treasury obligations. The Fund may invest up to 30% of its assets in bank obligations such as bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities with shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days, unless such security has a maturity shortening feature which reduces the final maturity to no greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 1 under the headings:

  Interest Rate Risk
  Credit Risk
  Municipal Securities Risk

The debt instruments issued and/or guaranteed by the U.S. government, its agencies, or instrumentalities, in which a fund invests, typically include mortgage-backed securities, asset-backed securities, and collateralized mortgage obligations ("CMOs") issued by the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal Home Loan Banks ("FHLB"). Securities issued by Ginnie Mae, but not those issued by Fannie Mae, Freddie Mac or the FHLB, are backed by the full faith and credit of the U.S. government. Fannie Mae, Freddie Mac and FHLB, although chartered or sponsored by Congress, are not funded by congressional appropriations and the securities issued by them are neither guaranteed nor insured by the U.S. government and are supported only by the credit of the issuer itself. In general, securities issued by the U.S. government sponsored entities are neither insured nor guaranteed by the U.S. Treasury.

If the Fund invests in bank certificates of deposit and bankers’ acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks, it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S. Foreign settlement procedures and trade regulations may involve increased risk (such as delay in payment or delivery of securities) or risks not present in the settlement of domestic investments. In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, and diplomatic developments that could adversely affect the value of a Fund’s investments in certain foreign countries.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class I shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions, but not sales charges that may be applicable to Class A, B, and C shares. Returns for those classes would be lower if sales charges were reflected.

Year-by-Year Total Return for Class I Shares (%)

1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
5.31	5.26	4.93	6.11	3.89	1.48	0.61	0.86	2.68	4.59

Best Quarter:	4th Quarter 2000	+ 1.57%
Worst Quarter:	3rd Quarter 2003	+ 0.11%
Year-to-date total return as of 3/31/2007 is +1.19%.

The next table lists the Fund’s average annual total return by class over the past one-, five- and ten-year periods and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with that of the Merrill Lynch 3-Month U.S. Treasury Bill Index (3-Mo. T-Bill). Please see "Index Descriptions" at the back of this prospectus. Performance information for an index does not reflect the transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2006) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 11/2/1987
Class A	1/4/1995	4.28%	1.75%	3.25%	4.51%
Class B	1/26/1995	- 1.45%	0.79%	2.60%	4.09%
Class C	8/1/1997	2.56%	1.17%	2.67%	4.23%
Class I	11/2/1987	4.59%	2.03%	3.55%	4.70%
3-Mo. T-Bill [2]		4.85%	2.43%	3.80%	4.82%

1.  Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

2.  Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current 7-day yield information call 1.800.343.2898.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. More detailed information regarding the Shareholder Fees shown in the table below can be found under the sections of this prospectus entitled "How to Choose the Share Class that Best Suits You" and "How to Reduce or Eliminate Your Sales Charge." Annual Fund Operating Expenses are based on the Fund’s fiscal year ended 1/31/2007.

Shareholder Fees (fees paid directly from your investment)

Shareholder Transaction Expenses	Class A	Class B	Class C	Class I
Maximum deferred sales charge (as a % of either the redemption amount or initial investment, whichever is lower)	None	5.00%	1.00%	None
Maximum sales charge imposed on purchases (as a % of offering price)	None	None	1.00%	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Class A	Class B	Class C	Class I
Management Fees	0.40%	0.40%	0.40%	0.40%
12b-1 Fees	0.30%	1.00%	1.00%	0.00%
Other Expenses	0.22%	0.22%	0.22%	0.22%
Total Annual Fund Operating Expenses [3]	0.92%	1.62%	1.62%	0.62%

3.  The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Annual Fund Operating Expenses were 0.89% for Class A, 1.59% for Class B, 1.59% for Class C, and 0.59% for Class I.

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

	Assuming Redemption At End of Period				Assuming No Redemption
After:	Class A	Class B	Class C	Class I	Class B	Class C
1 year	$ 94	$ 665	$ 265	$ 63	$ 165	$ 165
3 years	$ 293	$ 811	$ 511	$ 199	$ 511	$ 511
5 years	$ 509	$ 1,081	$ 881	$ 346	$ 881	$ 881
10 years	$ 1,131	$ 1,735	$ 1,922	$ 774	$ 1,735	$ 1,922

Municipal Money Market Fund

FUND FACTS:

Goals:

·  Current Income Exempt from Regular Federal Income Tax

·  Preservation of Capital

·  Liquidity

Principal Investment:

·  Municipal Money Market Securities

Classes of Shares Offered in this Prospectus:

·  Class A

·  Class I

Investment Advisor:

·  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbols:

·  EXAXX (Class A)

·  EVTXX (Class I)

Distribution Payment Schedule:

·  Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from regular federal income tax, as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 1.

The Fund invests at least 80% of its assets in municipal money market securities (including fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations), the interest from which is exempt from federal income tax, other than the alternative minimum tax.

The Fund invests in municipal money market securities determined by the investment advisor to present minimal credit risk and issued by any U.S. state, the District of Columbia and their political subdivisions. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand for the security in the marketplace, as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high-quality, short-term taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment goal.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 1 under the headings:

  Interest Rate Risk
  Credit Risk
  Municipal Securities Risk

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

The municipal securities held by the Fund may fail to meet certain legal requirements which allow interest on such securities to be tax-exempt. If those requirements are not met, the interest received and distributed to shareholders by the Fund may be taxable. An investment in the Fund may also result in liability for federal alternative minimum tax, both for individual and corporate shareholders. For example, while the interest from qualified private activity bonds is generally not subject to federal income tax, many types of private activity bond interest must be included in taxable income for federal alternative minimum tax purposes. In addition, changes in federal or state tax laws may cause the prices of municipal securities to fall.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class I shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Class I Shares (%)

1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
3.49	3.40	3.18	4.01	2.67	1.27	0.82	0.92	2.07	3.06

Best Quarter:	4th Quarter 2000	+ 1.05%
Worst Quarter:	3rd Quarter 2003	+ 0.16%
Year-to-date total return as of 3/31/2007 is +0.79%.

The next table lists the Fund’s average annual total return by class over the past one-, five- and ten-year periods and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with that of the Merrill Lynch 3-Month U.S. Treasury Bill Index (3-Mo. T-Bill). Please see "Index Descriptions" at the back of this prospectus. Performance information for an index does not reflect the transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2006) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 11/2/1988
Class A	1/5/1995	2.75%	1.32%	2.18%	3.04%
Class I	11/2/1988	3.06%	1.63%	2.48%	3.24%
3-Mo. T-Bill [2]		4.85%	2.43%	3.80%	4.71%

1.  Historical performance shown for Class A prior to its inception is based on the performance of Class I, the original class offered. The historical returns for Class A have not been adjusted to reflect the effect of the class' 12b-1 fee. These fees are 0.30% for Class A. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class A would have been lower.

2.  Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current 7-day yield information call 1.800.343.2898.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund’s fiscal year ended 1/31/2007.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Class A	Class I
Management Fees	0.41%	0.41%
12b-1 Fees	0.30%	0.00%
Other Expenses	0.15%	0.15%
Total Annual Fund Operating Expenses [3]	0.86%	0.56%

3.  The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Annual Fund Operating Expenses were 0.83% for Class A, and 0.53% for Class I.

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Class A	Class I
1 year	$ 88	$ 57
3 years	$ 274	$ 179
5 years	$ 477	$ 313
10 years	$ 1,061	$ 701

New Jersey Municipal Money Market Fund

FUND FACTS:

Goals:

·  High Current Income Exempt from Federal and New Jersey State Income Taxes

·  Preservation of Capital

·  Liquidity

·  Stability of Principal

Principal Investment:

·  Municipal Money Market Securities

Classes of Shares Offered in this Prospectus:

·  Class A

·  Class I

Investment Advisor:

·  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbols:

·  ENJXX (Class A)

·  EJMXX (Class I)

Distribution Payment Schedule:

·  Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from regular federal income tax and, to the extent possible, from New Jersey gross income tax, as is believed to be consistent with the preservation of capital, maintenance of liquidity and stability of principal.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 1.

The Fund will normally invest at least 80% of its assets in municipal money market securities issued by the State of New Jersey, or any of its political subdivisions, agencies, or instrumentalities, or by other governmental units (such as U.S. territories), the interest from which is exempt from federal income tax other than the alternative minimum tax and the interest and gains from which are exempt from the New Jersey state income tax, and which are determined by the investment advisor to present minimal credit risk. Municipal money market securities include fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate.

The Fund will comply with the diversification requirements prescribed by Rule 2a-7 under the Investment Company Act of 1940, as amended. However, the Fund is non-diversified and therefore may invest a significant percentage of its assets in obligations of a single or small number of issuers. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand for the security in the marketplace, as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high-quality, short-term taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment goal.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 1 under the headings:

  Interest Rate Risk
  Credit Risk
  Concentration Risk
  Non-Diversification Risk
  Municipal Securities Risk

Corporations subject to New Jersey corporation business tax and corporation income tax will generally be subject to tax on all distributions of income from the Fund. The municipal securities held by the Fund may fail to meet certain legal requirements which allow interest on such securities to be tax-exempt. If those requirements are not met, the interest received and distributed to shareholders by the Fund may be taxable. An investment in the Fund may also result in liability for federal alternative minimum tax, both for individual and corporate shareholders. For example, while the interest from qualified private activity bonds is generally not subject to federal income tax, many types of private activity bond interest must be included in taxable income for federal alternative minimum tax purposes. In addition, changes in federal or state tax laws may cause the prices of municipal securities to fall.

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class A shares of the Fund in each full calendar year since its inception on 10/26/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund’s return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Class A Shares (%)

1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
		2.54	3.46	2.28	0.92	0.55	0.58	1.73	2.72

Best Quarter:	4th Quarter 2000	+ 0.91%
Worst Quarter:	1st Quarter 2004	+ 0.08%
Year-to-date total return as of 3/31/2007 is +0.70%.

The next table lists the Fund's average annual total return by class over the past one- and five-year periods and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with that of the Merrill Lynch 3-Month U.S. Treasury Bill Index (3-Mo. T-Bill). Please see "Index Descriptions" at the back of this prospectus. Performance information for an index does not reflect the transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2006) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 10/26/1998
Class A	10/26/1998	2.72%	1.30%	N/A	1.86%
Class I	4/5/1999	3.03%	1.60%	N/A	2.15%
3-Mo. T-Bill [2]		4.85%	2.43%	N/A	3.45%

1.  Historical performance shown for Class I prior to its inception is based on the performance of Class A, the original class offered. These historical returns for Class I reflect the 0.25% 12b-1 fee in effect at that time for Class A. Class I does not pay a 12b-1 fee. If this fee had not been reflected, returns for Class I would have been higher. The fund currently incurs 12b-1 fees of 0.30% for Class A.

2.  Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current 7-day yield information call 1.800.343.2898.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund’s fiscal year ended 1/31/2007.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Class A	Class I
Management Fees	0.41%	0.41%
12b-1 Fees	0.30%	0.00%
Other Expenses	0.16%	0.16%
Total Annual Fund Operating Expenses	0.87%	0.57%

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Class A	Class I
1 year	$ 89	$ 58
3 years	$ 278	$ 183
5 years	$ 482	$ 318
10 years	$ 1,073	$ 714

New York Municipal Money Market Fund

FUND FACTS:

Goals:

·  High Rate of Current Income Exempt from Federal and New York State and New York City Income Taxes

·  Preservation of Capital

·  Liquidity

Principal Investment:

·  Municipal Money Market Securities

Classes of Shares Offered in this Prospectus:

·  Class A

·  Class I

Investment Advisor:

·  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbols:

·  ENYXX (Class A)

·  ENIXX (Class I)

Distribution Payment Schedule:

·  Monthly

INVESTMENT GOAL

The Fund seeks as high a rate of current income exempt from regular federal income tax and New York State and New York City personal income taxes as is believed to be consistent with preservation of capital and maintenance of liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 1.

The Fund will normally invest at least 80% of its assets in municipal money market securities issued by the State of New York, or any of its political subdivisions, agencies, or instrumentalities, or by other governmental units (such as U.S. territories), the interest from which is exempt from federal income tax other than the alternative minimum tax and exempt from New York State and New York City personal income taxes, and are determined to present minimal credit risk. Municipal money market securities include fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate.

The Fund will comply with the diversification requirements prescribed by Rule 2a-7 under the Investment Company Act of 1940, as amended. However, the Fund is non-diversified and therefore may invest a significant percentage of its assets in obligations of a single or small number of issuers. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand for the security in the marketplace, as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high-quality, short-term taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment goal.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 1 under the headings:

  Interest Rate Risk
  Credit Risk
  Concentration Risk
  Non-Diversification Risk
  Municipal Securities Risk

Distributions of capital gains and other taxable income will be subject to tax under the personal income taxes of New York State, New York City and other New York municipalities. Corporations subject to the New York State corporation franchise tax or the New York City general corporation tax will generally be subject to tax on all distributions of income from the Fund. The municipal securities held by the Fund may fail to meet certain legal requirements which allow interest on such securities to be tax-exempt. If those requirements are not met, the interest received and distributed to shareholders by the Fund may be taxable. An investment in the Fund may also result in liability for federal alternative minimum tax, both for individual and corporate shareholders. For example, while the interest from qualified private activity bonds is generally not subject to federal income tax, many types of private activity bond interest must be included in taxable income for federal alternative minimum tax purposes. In addition, changes in federal or state tax laws may cause the prices of municipal securities to fall.

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class I shares of the Fund in each full calendar year since its inception on 9/24/2001. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Class I Shares (%)

1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
					1.13	0.78	0.83	2.04	3.14

Best Quarter:	4th Quarter 2006	+ 0.84%
Worst Quarter:	1st Quarter 2004	+ 0.14%
Year-to-date total return as of 3/31/2007 is +0.77%.

The next table lists the Fund’s average annual total return by class over the one- and five-year periods and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with that of the Merrill Lynch 3-Month U.S. Treasury Bill Index (3-Mo. T-Bill). Please see "Index Descriptions" at the back of this prospectus. Performance information for an index does not reflect the transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2006)

	Inception Date of Class	1 year	5 year	10 year	Performance Since 9/24/2001
Class A	9/24/2001	2.83%	1.27%	N/A	1.26%
Class I	9/24/2001	3.14%	1.58%	N/A	1.57%
3-Mo. T-Bill [1]		4.85%	2.43%	N/A	2.43%

1.  Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current 7-day yield information call 1.800.343.2898.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund’s fiscal year ended 1/31/2007.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Class A	Class I
Management Fees	0.40%	0.40%
12b-1 Fees	0.30%	0.00%
Other Expenses	0.16%	0.16%
Total Annual Fund Operating Expenses	0.86%	0.56%

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Class A	Class I
1 year	$ 88	$ 57
3 years	$ 274	$ 179
5 years	$ 477	$ 313
10 years	$ 1,061	$ 701

Pennsylvania Municipal Money Market Fund

FUND FACTS:

Goals:

·  High Current Income Exempt from Federal and Pennsylvania Income Taxes

·  Preservation of Capital

·  Liquidity

Principal Investment:

·  Municipal Money Market Securities

Classes of Shares Offered in this Prospectus:

·  Class A

·  Class I

Investment Advisor:

·  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbols:

·  EPPXX (Class A)

·  EPAXX (Class I)

Distribution Payment Schedule:

·  Monthly

INVESTMENT GOAL

The Fund seeks to provide investors with as high a level of current income exempt from regular federal income tax and, to the extent possible, from Pennsylvania income tax, as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 1.

The Fund will normally invest at least 80% of its assets in municipal money market securities issued by the Commonwealth of Pennsylvania, or any of its political subdivisions, agencies, or instrumentalities, or by other governmental units (such as U.S. territories), the interest from which is exempt from federal income tax other than the alternative minimum tax and exempt from the Pennsylvania income tax, and are determined to present minimal credit risk. Municipal money market securities include fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate.

The Fund will comply with the diversification requirements prescribed by Rule 2a-7 under the Investment Company Act of 1940, as amended. However, the Fund is non-diversified and therefore may invest a significant percentage of its assets in obligations of a single or small number of issuers. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand for the security in the marketplace, as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high-quality, short-term taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment goal.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 1 under the headings:

  Interest Rate Risk
  Credit Risk
  Concentration Risk
  Non-Diversification Risk
  Municipal Securities Risk

Distributions of capital gains and other taxable income will be subject to tax under Pennsylvania personal income and corporate net income tax. The municipal securities held by the Fund may fail to meet certain legal requirements which allow interest on such securities to be tax-exempt. If those requirements are not met, the interest received and distributed to shareholders by the Fund may be taxable. An investment in the Fund may also result in liability for federal alternative minimum tax, both for individual and corporate shareholders. For example, while the interest from qualified private activity bonds is generally not subject to federal income tax, many types of private activity bond interest must be included in taxable income for federal alternative minimum tax purposes. In addition, changes in federal or state tax laws may cause the prices of municipal securities to fall.

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class I shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Class I Shares (%)

1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
3.22	3.09	2.96	3.84	2.59	1.31	0.84	0.95	2.12	3.10

Best Quarter:	4th Quarter 2000	+ 1.01%
Worst Quarter:	3rd Quarter 2003	+ 0.17%
Year-to-date total return as of 3/31/2007 is +0.79%.

The next table lists the Fund’s average annual total return by class over the past one-, five- and ten-year periods and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with that of the Merrill Lynch 3-Month U.S. Treasury Bill Index (3-Mo. T-Bill). Please see "Index Descriptions" at the back of this prospectus. Performance information for an index does not reflect the transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2006) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 8/15/1991
Class A	8/22/1995	2.79%	1.38%	2.20%	2.46%
Class I	8/15/1991	3.10%	1.66%	2.40%	2.59%
3-Mo. T-Bill [2]		4.85%	2.43%	3.80%	4.10%

1.  Historical performance shown for Class A prior to its inception is based on the performance of Class I, the original class offered. The historical returns for Class A have not been adjusted to reflect the effect of the class' 12b-1 fee. These fees are 0.30% for Class A. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class A would have been lower.

2.  Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current 7-day yield information call 1.800.343.2898.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund’s fiscal year ended 1/31/2007.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Class A	Class I
Management Fees	0.36%	0.36%
12b-1 Fees	0.30%	0.00%
Other Expenses	0.16%	0.16%
Total Annual Fund Operating Expenses	0.82%	0.52%

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Class A	Class I
1 year	$ 84	$ 53
3 years	$ 262	$ 167
5 years	$ 455	$ 291
10 years	$ 1,014	$ 653

Treasury Money Market Fund

FUND FACTS:

Goals:

·  Stability of Principal

·  Current Income

·  Liquidity

Principal Investments:

·  Short-term U.S. Treasury Obligations

·  Repurchase Agreements Issued or Guaranteed by the U.S. Government

Classes of Shares Offered in this Prospectus:

·  Class A

·  Class I

Investment Advisor:

·  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbols:

·  ETAXX (Class A)

·  ETYXX (Class I)

Distribution Payment Schedule:

·  Monthly

INVESTMENT GOAL

The Fund seeks to maintain stability of principal while earning current income and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 1.

The Fund will normally invest at least 80% of its assets in short-term U.S. Treasury obligations and repurchase agreements backed by such obligations. U.S. Treasury securities are guaranteed as to principal and interest by, and supported by the full faith and credit of, the U.S. government. The Fund may invest up to 20% of its assets in other debt obligations, but typically invests this portion in repurchase agreements backed by the Government National Mortgage Association ("GNMA"). Securities issued by GNMA are also backed by the full faith and credit of the U.S. government.

The Fund generally maintains an average dollar-weighted maturity of 60 days or less.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities with shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 1 under the headings:

  Interest Rate Risk
  Credit Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class I shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Class I Shares (%)

1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
5.22	5.14	4.65	5.91	3.66	1.52	0.70	0.93	2.72	4.55

Best Quarter:	4th Quarter 2000	+ 1.54%
Worst Quarter:	3rd Quarter 2003	+ 0.14%
Year-to-date total return as of 3/31/2007 is +1.20%.

The next table lists the Fund’s average annual total return by class over the past one-, five- and ten-year periods and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with that of the Merrill Lynch 3-Month U.S. Treasury Bill Index (3-Mo. T-Bill). Please see "Index Descriptions" at the back of this prospectus. Performance information for an index does not reflect the transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2006)

	Inception Date of Class	1 year	5 year	10 year	Performance Since 3/6/1991
Class A	3/6/1991	4.24%	1.77%	3.17%	3.55%
Class I	3/6/1991	4.55%	2.08%	3.48%	3.86%
3-Mo. T-Bill [1]		4.85%	2.43%	3.80%	4.16%

1.  Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current 7-day yield information call 1.800.343.2898.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund’s fiscal year ended 1/31/2007.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Class A	Class I
Management Fees	0.31%	0.31%
12b-1 Fees	0.30%	0.00%
Other Expenses	0.12%	0.12%
Total Annual Fund Operating Expenses	0.73%	0.43%

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Class A	Class I
1 year	$ 75	$ 44
3 years	$ 233	$ 138
5 years	$ 406	$ 241
10 years	$ 906	$ 542

U.S. Government Money Market Fund

FUND FACTS:

Goals:

·  High Current Income

·  Preservation of Capital

·  Liquidity

Principal Investment:

·  Securities Issued or Guaranteed by the U.S. Government

·  Repurchase Agreements Issued or Guaranteed by the U.S. Government

Class of Shares Offered in this Prospectus:

·  Class A

Investment Advisor:

·  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

·  EGAXX (Class A)

Distribution Payment Schedule:

·  Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and maintaining liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 1.

The Fund will normally invest at least 80% of its assets in high-quality, short-term money market securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements backed by such securities.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities with shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days, unless such security has a maturity shortening feature which reduces the final maturity to no greater than 397 days.

Under current market conditions, the Fund expects to invest a substantial portion of its assets in debt obligations issued by U.S. government agencies and instrumentalities.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 1 under the headings:

  Interest Rate Risk
  Credit Risk

The debt instruments issued and/or guaranteed by the U.S. government, its agencies, or instrumentalities, in which a fund invests, typically include mortgage backed securities, asset-backed securities, and collateralized mortgage obligations (“CMOs”) issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks ( “FHLB”). Securities issued by Ginnie Mae, but not those issued by Fannie Mae, Freddie Mac or FHLB, are backed by the full faith and credit of the U.S. government. Fannie Mae, Freddie Mac and FHLB, although chartered or sponsored by Congress, are not funded by congressional appropriations and the securities issued by them are neither guaranteed nor insured by the U.S. government and are supported only by the credit of the issuer itself. In general, securities issued by the U.S. government sponsored entities are neither insured nor guaranteed by the U.S. Treasury.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class A shares of the Fund in each full calendar year since its inception on 6/26/2001. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Class A Shares (%)

1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
					1.07	0.29	0.57	2.43	4.32

Best Quarter:	4th Quarter 2006	+ 1.16%
Worst Quarter:	4th Quarter 2003	+ 0.04%
Year-to-date total return as of 3/31/2007 is +1.14%.

The next table lists the Fund’s average annual total return for Class A over the past one- and five-year periods and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with that of the Merrill Lynch 3-Month U.S. Treasury Bill Index (3-Mo. T-Bill). Please see "Index Descriptions" at the back of this prospectus. Performance information for an index does not reflect the transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2006)

	Inception Date of Class	1 year	5 year	10 year	Performance Since 6/26/2001
Class A	6/26/2001	4.32%	1.72%	N/A	1.79%
3-Mo. T-Bill [1]		4.85%	2.43%	N/A	2.51%

1.  Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current 7-day yield information call 1.800.343.2898.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund’s fiscal year ended 1/31/2007.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Class A
Management Fees	0.37%
12b-1 Fees	0.30%
Other Expenses	0.26%
Total Annual Fund Operating Expenses [2]	0.93%

2.  The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Annual Fund Operating Expenses were 0.73% for Class A.

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Class A
1 year	$ 95
3 years	$ 296
5 years	$ 515
10 years	$ 1,143

THE FUNDS' INVESTMENT ADVISOR

An investment advisor manages a fund's investments and supervises its daily business affairs. Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and managed over $104.8 billion in assets for the Evergreen funds as of 12/31/2006. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034. EIMC is a subsidiary of Wachovia Corporation (Wachovia), the fourth largest bank holding company in the United States, with over $707 billion in consolidated assets as of 12/31/2006. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013. One or more investment sub-advisors manage the day-to-day investment operations of the Funds, subject to the oversight of EIMC (see "The Funds' Sub-Advisor(s)").

For the fiscal year ended 1/31/2007, the aggregate advisory fee paid to EIMC by each Fund was as follows:

Fund	% of the Fund's average daily net assets
California Municipal Money Market Fund	0.45%
Florida Municipal Money Market Fund	0.38%
Money Market Fund	0.40%
Municipal Money Market Fund	0.38%
New Jersey Municipal Money Market Fund	0.41%
New York Municipal Money Market Fund	0.40%
Pennsylvania Municipal Money Market Fund	0.36%
Treasury Money Market Fund	0.31%
U.S. Government Money Market Fund	0.30%

For a discussion regarding the considerations of the Funds' Board of Trustees for approving each Fund's advisory arrangements, please see each Fund's Annual Report for the fiscal year ended January 31, 2007.

Legal Proceedings

Pursuant to an administrative order issued by the Securities and Exchange Commission ("SEC") on September 19, 2007, Evergreen Investment Management Company, LLC ("EIMC"), Evergreen Investment Services, Inc. ("EIS"), Evergreen Service Company, LLC ("ESC" and together with EIMC and EIS, the "Evergreen Entities"), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds' prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and will pay approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

EIS has entered into an agreement with the NASD (now known as the Financial Industry Regulatory Authority (FINRA)) settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

PRICING

CALCULATING A FUND'S SHARE PRICE

The value of one share of a Fund, also known as the net asset value (NAV), is calculated by adding up the Fund's total assets, subtracting all liabilities, and then dividing the result by the total number of shares outstanding. A separate NAV is calculated for each class of shares of a Fund. A Fund's NAV is normally calculated using the value of the Fund's assets as of 4:00 p.m. ET on each day the New York Stock Exchange (NYSE) is open for regular trading. The Evergreen funds reserve the right to adjust the time that a Fund calculates its NAV if the NYSE closes earlier than 4:00 p.m. ET or under other unusual circumstances.

The price per share that you pay when you purchase shares of a Fund, or the amount per share that you receive when you sell shares of a Fund, is based on the next NAV calculated after your purchase or sale order is received (after taking into account any applicable sales charges) and all required information is provided. A Fund seeks to maintain a constant NAV of $1.00 per share.

VALUING A FUND'S INVESTMENTS

Each Fund values its investments at amortized cost, which approximates market value.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:

  Most importantly, read the prospectus to see if the Fund is suitable for you.
  Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading a fund's prospectus. He or she can also assist you through all phases of opening your account.
  Request any additional information you want about a fund, such as the SAI, Annual Report or Semiannual Report by calling 1.800.343.2898. In addition, any of these documents may be downloaded off our Web site at EvergreenInvestments.com.

HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

After choosing a Fund, you must select a share class. Each share class has its own sales charge and fee structure. For additional information regarding these fees, see "Service Fees and Commissions Paid to Investment Firms" in part two of the SAI. Pay particularly close attention to the fee structure of each class so you know how much you will be paying before you invest.

There are several ways in which you may be able to reduce or eliminate sales charges. For example, combining the amounts held in Evergreen fund accounts by certain family members, or committing to invest an amount eligible for reduced sales charges within a certain period of time, may allow you to reduce or eliminate the sales charge. You may also be able to eliminate your sales charge based on how you make your investment in the Evergreen funds (such as through a financial advisor’s wrap account program), based on your relationship to the Evergreen funds and their related companies (for example, if you are an employee of Wachovia or a broker-dealer that sells Evergreen funds) and under certain other circumstances (for example, upon the death or disability of a shareholder named on the account). See "How To Reduce or Eliminate Your Sales Charge" for more details about these programs, and remember to inform Evergreen or your investment professional of any other holdings in Evergreen funds or circumstances that may make you eligible for reduced sales charges.

Class A

Each Fund offers Class A shares at NAV without a front-end sales charge. However, Class A shares are subject to 12b-1 fees and certain broker-dealers and other financial institutions may impose a fee in connection with purchases of Class A shares of the Funds. When exchanging from Class A shares of a money market fund to a non-money market fund within the Evergreen funds family, a sales charge will be imposed on the exchange, unless the shares being exchanged have been subject to a previous sales charge. This sales charge only applies to Class A shares.

Class B

If you select Class B shares, you do not pay a front-end sales charge, so the entire amount of your purchase is invested in the Fund. However, you may pay a contingent deferred sales charge if you redeem your shares within six years. See "Calculating the Contingent Deferred Sales Charge" for information on how the holding period is calculated and how the contingent deferred sales charge is calculated at the time of redemption. In addition, your shares are subject to 12b-1 fees. After eight years, Class B shares automatically convert to Class A shares. Pay particular attention to the fees and expenses of Class B shares to ensure it is the appropriate share class for your investment needs. If you are investing for the short-term, the combined contingent deferred sales charge and Rule 12b-1 fees may result in higher costs than if you had purchased Class A or Class C shares.

The amount of the maximum contingent deferred sales charge depends on the length of time the shares are held, as shown below:

Years Held	Maximum Contingent Deferred Sales Charge
1	5.00%
2	4.00%
3	3.00%
4	3.00%
5	2.00%
6	1.00%
Thereafter	0.00%
8	Converts to Class A
Dealer Allowance	4.00%

The maximum contingent deferred sales charge and dealer allowance may be reduced for certain investors. See "How To Reduce or Eliminate Your Sales Charge."

A shareholder may not purchase Class B shares if the purchase would cause the shareholder's aggregate Class B share holdings in the Evergreen funds to exceed $250,000. Purchase orders that would cause a shareholder's account to exceed this amount in Class B shares will be treated as a purchase of Class A shares. However, Evergreen is not able to track a shareholder's purchases made through financial intermediaries or held in an omnibus account. It will be necessary for the financial intermediary to track purchases of the Evergreen funds by their clients to ensure adherence to our policy. Certain of the Evergreen funds' financial intermediaries are currently in the process of enhancing their computer systems in order to have the ability to aggregate shares. Until these systems are complete, such financial intermediaries are unable to aggregate share class purchases. Purchases of Class B shares made through different financial intermediaries, such as through two different broker-dealers, would not be able to be tracked and aggregated.

Class C

If you select Class C shares, you do not pay a front-end sales charge but your shares are subject to 12b-1 fees. In addition, you may pay a contingent deferred sales charge if you redeem your shares within one year. See "Calculating the Contingent Deferred Sales Charge" for information on how the holding period is calculated and how the contingent deferred sales charge is calculated at the time of redemption. These shares do not convert to Class A shares, so the higher 12b-1 fees paid by Class C shares continue for the life of the account and may cost more over the life of the account than if you had paid a sales charge on Class A shares.

The amount of the maximum contingent deferred sales charge depends on the length of time the shares are held, as shown below:

Years Held	Maximum Contingent Deferred Sales Charge
1	1.00%
Thereafter	0.00%
Dealer Allowance	1.00%

The maximum contingent deferred sales charge and dealer allowance may be reduced for certain investors. See "How To Reduce or Eliminate Your Sales Charge."

Closing of Evergreen Money Market Fund

Class B and Class C shares of the Evergreen Money Market Fund are available for purchase only by shareholders that held shares of the Fund on December 31, 2004, and prospective shareholders making an exchange out of another mutual fund within the Evergreen family of funds. These restrictions may be eliminated at any time in the future, without prior notice to shareholders, and may be waived by the Trustees of the Fund at any time for any purchaser or class of purchasers.

Calculating the Contingent Deferred Sales Charge

The holding period for the contingent deferred sales charge on Class B and Class C shares begins on the day your purchase is accepted. See "How to Buy Shares" for a complete description of the Fund's purchase procedures. For example, if you purchase Class B shares on January 2nd, a redemption of any of those shares would be subject to the 5.00% contingent deferred sales charge until January 2nd of the following year. Beginning on January 2nd of the following year, you would be subject to the 4.00% contingent deferred sales charge on redemptions of those shares until January 2nd of the next year. Please refer to the tables above for the complete schedule of Class B and Class C shares' maximum contingent deferred sales charge.

If a contingent deferred sales charge on Class A, Class B or Class C shares is imposed, the Fund deducts it from the redemption proceeds you would otherwise receive. The contingent deferred sales charge is a percentage of the lesser of (i) the NAV of the shares at the time of redemption or (ii) the shareholder's original cost for such shares. Upon request for redemption, the Fund will first seek to redeem shares not subject to the contingent deferred sales charge and then shares held the longest in an effort to keep the contingent deferred sales charge a shareholder would pay as low as possible. The contingent deferred sales charge on any redemption is, to the extent permitted by FINRA, paid to EIS or its predecessor.

Class I

The Funds offer Class I shares at NAV without a front-end sales charge, contingent deferred sales charge or 12b-1 fees. Class I shares are only offered, subject to the minimum initial purchase requirements stated under "How To Buy Shares," in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors, and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Additional Compensation to Financial Services Firms

EIMC or EIS has entered into revenue sharing arrangements under which EIMC or EIS, as the case may be, makes payments to financial services firms that are intended to provide incentives for the sale of shares of Evergreen funds or to compensate the intermediary for marketing or marketing support activities. Payments under these arrangements are made from EIMC’s or EIS’s resources, as the case may be, and are in addition to any front-end sales charges, up-front commissions, Rule 12b-1 fees (if any) or other payments made or incentives provided to the financial services firm. The amounts of these payments typically are calculated as a percentage of sales made to and/or assets held by customers of the financial services firm. In some cases, these financial services firms may include the Evergreen funds on a "preferred list." Please contact your investment professional for more details regarding these arrangements or contact an Evergreen funds service representative at 1.800.343.2898 for a listing of financial services firms with whom we have such arrangements.

HOW TO REDUCE OR ELIMINATE YOUR SALES CHARGE

There are several ways in which you may be able to reduce or eliminate sales charges, regardless of whether you hold your shares directly with a Fund or through a financial intermediary.

Contact Evergreen or your investment professional if you think you may qualify for any of the sales charge reduction or elimination programs described below.

At the time of making a purchase or redemption, it may be necessary for you to inform Evergreen or your investment professional of the existence of other accounts, or any other facts and circumstances, that may be relevant to qualifying for any of these programs and to provide Evergreen or your investment professional with certain information or records, such as account statements, to verify your qualification for any of these programs.You should provide information and records regarding shares of Evergreen funds held in all accounts with your investment professional or any other financial intermediary by you and/or members of your immediate family. For further details on exactly who is a member of your immediate family, please see the discussion entitled "Immediate Family Members" at the end of this section.

You can find information relating to the Funds' sales charge, sales charge reduction and elimination programs free of charge at EvergreenInvestments.com, as well as the section entitled "Purchase and Redemption of Shares" in the SAI.

Classes A, B and C

You will not be assessed a contingent deferred sales charge for Class A (if applicable), Class B or Class C shares if you redeem shares in the following situations:

  When the shares were purchased through reinvestment of dividends/capital gains.
  Death of a shareholder named on the relevant account, provided the redemption is made prior to registering the account in another name or changing the account registration to remove the decedent’s name.
  Disability of a shareholder named on the relevant account incurred after purchase of the shares (this generally excludes accounts registered in the names of trusts and other entities). In order to be considered disabled, the shareholder's condition must meet the Social Security Administration's definition of disability.
  Systematic withdrawals of up to 1.00% of the account balance per month or up to 3.00% of the account balance per quarter.
  Shares in an account that has been closed because it falls below the minimum initial purchase amount.
  Lump-sum distribution from a 401(k) plan or other benefit plan qualified under ERISA.
  Mandatory withdrawals from the ERISA plan of a shareholder who is at least 70½ years old.
  Loan proceeds and financial hardship distributions from a retirement plan.
  Returns of excess contributions or excess deferral amounts made to a retirement plan participant.
  A redemption by an individual participant in a corporate-sponsored retirement plan or non-qualified deferred compensation plan (this waiver is not available in the event such a plan, as a whole, redeems substantially all of its assets).

Immediate Family Members

Immediate family members include the following, and only the following:

Your spouse, who is the person to whom you are legally married. We also consider your spouse to include the following:

  an individual of the same gender with whom you have been joined in a civil union, or legal contract similar to marriage;
  a domestic partner, who is an individual (including one of the same gender) with whom you share a primary residence for at least six months, in a relationship as a couple where you, your domestic partner or both of you provide personal or financial welfare of the other without a fee, to whom you are not related by blood and to whom you are not married; and
  an individual with whom you have a common law marriage, which is a marriage in a state where such marriages are recognized between a man and a woman arising from the fact that the two live together and hold themselves out as being married.

Your parents, who are your biological or adoptive mother and father. We also consider your parents to include any legal guardian, who is the person legally placed in charge of your affairs if you are a minor or legally incompetent, and your stepparents. We do not consider your parents to include any mother-in-law, father-in-law or grandparent.

Your siblings, who are your biological brothers and sisters, stepbrothers and stepsisters. We also consider your siblings to include your adoptive brothers and sisters. We do not consider your siblings to include any brother-in-law or sister-in-law.

Your children, who are your biological or adopted sons and daughters. We also consider your children to include your stepchildren, legal wards and persons for whom you stand in loco parentis. We do not consider your children to include any daughter-in-law, son-in-law or grandchild.

SHAREHOLDER TRANSACTIONS

Evergreen funds make investing easy. Once you decide on an amount and a share class, talk to your investment professional and send in your payment, or simply fill out an application.

Small Account Fee

The Evergreen funds reserve the right to assess a $15 annual low balance fee on each fund account with a value of less than $1,000. The funds will not assess this fee on: (i) accounts established under a Systematic Investment Plan (SIP), including IRAs, that have a value of less than $1,000 if the account is less than one year old, (ii) accounts established in connection with the conversion of Class B shares to Class A shares, (iii) employer sponsored retirement and/or qualified plans or (iv) other accounts as may be determined from time to time by the Evergreen funds. The Evergreen funds will notify you prior to assessing this fee, so that you can increase your account balance above the minimum, consolidate your accounts, or liquidate your account. You may take these actions at any time by contacting your investment professional or Evergreen.

Minimum Investments

	Minimum Initial Purchase of Class A, B and C Shares [1]	Minimum Initial Purchase of Class I Shares	Minimum Additional Purchases
Regular Accounts	$ 1,000 [2,3,4]	$ 1,000,000 [2,5]	None
IRAs	$ 1000 [2,3]	N/A [5]	None
Systematic Investment Plan	$ 500 [3]	N/A [5]	$ 50/monthly (for Classes A, B and C) [5]

1.  The maximum aggregate purchase amount of Class B shares by a shareholder in the Evergreen funds is $250,000.

2.  The Evergreen funds may redeem accounts that fall below the minimum initial purchase amount due to shareholder transactions.

3.  Minimum initial purchase amount for Evergreen Equity Index Fund is $25,000. Shareholders of Evergreen Equity Index Fund who held shares in a registered name prior to December 1, 2005 may continue to retain a minimum balance of $1,000, however, these accounts will be subject to the small account fee referred to above.

4.  The minimum initial purchase amount of $1,000 is not applicable to participants in a wrap account.

5.  Minimum initial purchase amount does not apply to former Class Y shareholders, former SouthTrust funds shareholders, former Vestaur Securities Fund shareholders or to investment advisory clients of EIMC (or its advisory affiliates) when purchased by such advisors on behalf of their clients, each of whom may invest at minimum investment amounts for Class A, B and C shares described above.

HOW TO BUY SHARES

Evergreen funds make investing easy. Once you decide on an amount and a share class, simply fill out an application and send in your payment, or talk to your investment professional or an Evergreen funds service representative.

Method	Opening an Account	Adding to an Account
By Mail or through an Investment Professional

  Complete and sign the account application. Applications may be downloaded off our Web site at www.EvergreenInvestments.com.
  Make the check payable to Evergreen funds. Cash, credit cards, third party checks, credit card checks or money orders will not be accepted.
  Mail the application and your check to the address below:

Postal Service Address:

Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400

Overnight Address:

    Evergreen Investments
    30 Dan Road
    Canton, MA 02021-2809
  Or deliver them to your investment professional (provided he or she has a broker-dealer arrangement with EIS).

  Make your check payable to Evergreen funds.
  Write a note specifying:
    the Fund name
    share class
    your account number
    the name(s) in which the account is registered
  Mail to the applicable address listed to the left or deliver to your investment professional (provided he or she has a broker-dealer arrangement with EIS).

By Phone

  Complete the account application and mail to:

Postal Service Address:

Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400

Overnight Address:

    Evergreen Investments
    30 Dan Road
    Canton, MA 02021-2809
  Instruct your bank to wire or transfer your purchase (they may charge a wiring fee).

  Call the Evergreen Express Line at 1-800-346-3858 24 hours a day or to speak with an Evergreen funds service representative call 1-800-343-2898 between 8 a.m. and 6 p.m. Eastern time, on any business day.
  If your bank account is set up on file, you can request either:
    Federal Funds Wire (offers immediate access to funds) or
    Electronic transfer through the Automated Clearing House which avoids wiring fees. A purchase transferred through ACH may not be less than $100 and may not exceed $10,000.

By Exchange

  You can make an additional investment by exchange from an existing Evergreen funds account by contacting your investment professional or an Evergreen funds service representative, calling the Evergreen Express Line at 1-800-346-3858 or by visiting our Web site at www.EvergreenInvestments.com. [1]
  You can only exchange shares from your account within the same class and under the same registration.
  There is no sales charge when exchanging funds within the Evergreen funds family. [2]
  Orders placed before the Fund's closing time (usually 4 p.m. ET on market trading days) will be processed at that day's closing share price. Orders placed after the Fund's closing time (usually 4 p.m. ET) will be processed using the next net asset value calculated. [3]
  Exchanges between accounts which do not have identical ownership must be made in writing with a signature guarantee. (See "Redemption Requests That Require A Medallion Signature Guarantee" on the next page.)

Systematic Investment Plan (SIP)

  You can transfer money automatically from your bank account into your Fund account on a monthly or quarterly basis.
  To enroll, check off the box on the account application and provide:
    your bank account information
    the amount and date of your monthly or quarterly investment.

  To establish automatic investing for an existing account, call 1-800-343-2898 for an application.
  You can also establish an investing program through direct deposit from your paycheck. Call 1-800-343-2898 for details.

1.  Please be advised that once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes.

2.  This does not apply to exchanges from Class A shares of an Evergreen money market fund, unless the shares have been subject to a previous sales charge.

3.  The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EIS. The Fund has approved the acceptance of purchase and redemption request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees as long as these orders are received by these entities prior to the close of regular business. These financial service firms may charge transaction fees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances.

HOW TO REDEEM SHARES

We offer you several convenient ways to redeem your shares in any of the Evergreen funds:

Methods	Requirements
Call Us

  Call the Evergreen Express Line at 1.800.346.3858 24 hours a day or to speak with an Evergreen funds service representative call 1.800.343.2898 between 8 a.m. and 6 p.m. Eastern time, on any business day.
  This service must be authorized ahead of time, and is only available for regular accounts. [1]
  All authorized requests made before the Fund's closing time (usually 4 p.m. ET on market trading days) will be processed at that day's closing price. Requests made after the Fund's closing time will be processed the next market trading day. [2]
  We can either:
    wire the proceeds into your bank account (service charges may apply)
    electronically transmit the proceeds into your bank account via the Automated Clearing House service mail you a check.
  All telephone calls are recorded and may be monitored for your protection. We are not responsible for acting on telephone orders we believe are genuine.
  See "Redemption Requests That Require a Medallion Signature Guarantee" below for requests that must be made in writing with your signature guaranteed.

Write Us

  You can mail a redemption request to:

Postal Service Address:

Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400

Overnight Address:

    Evergreen Investments
    30 Dan Road
    Canton, MA 02021-2809
  Your letter of instructions must:
    list the Fund name and the account number
    indicate the number of shares or dollar value you wish to redeem be signed by the registered owner(s)
  See "Redemption Requests That Require a Medallion Signature Guarantee" below for requests that must be signature guaranteed.
  To redeem from an IRA or other retirement account, call 1.800.343.2898 for special instructions.

Other Ways to Redeem	You may also redeem your shares by contacting your investment professional. These investment professionals may charge a fee for this service.

1.  Please be advised that once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege, including to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the Fund.

2.  The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EIS. The Fund has approved the acceptance of purchase and redemption request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees as long as these orders are received by these entities prior to the Fund's closing time. These financial service firms may charge transaction fees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances.

Timing of Proceeds

Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to ten business days to redeem any investments made by check or ACH transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if the account balance falls below the initial minimum amount.

Redemption Requests That Require a Medallion Signature Guarantee

To protect you and the Evergreen funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A Medallion signature guarantee can be obtained from such entities as those listed below. A notary public is not authorized to provide a Medallion signature guarantee. Only the most current medallion issued by the Securities Transfer Agent Medallion Program, Inc. will be accepted. For additional information about a Medallion signature guarantee, please contact your financial advisor or call Evergreen. The following circumstances require Medallion signature guarantees:

  You are redeeming more than $50,000.
  You want the proceeds transmitted into a bank account not listed on the account.
  You want the proceeds payable to anyone other than the registered owner(s) of the account.
  Either the address or the bank account you are sending the proceeds to has been changed within 30 days.
  The account is registered in the name of a fiduciary corporation or any other organization.
  In these cases, additional documentation is required:
  corporate accounts: certified copy of corporate resolution fiduciary accounts: copy of the power of attorney or other governing document

Who Can Provide a Medallion Signature Guarantee:

  Commercial Bank
  Trust Company
  Savings Association
  Credit Union
  Member of a U.S. Stock Exchange

OTHER SERVICES

Evergreen Express Line
1.800.346.3858

Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange Fund shares; find a Fund’s price, yield or total return; or order a statement or duplicate tax form.

Payroll Deduction (Classes A, B and C only)

If you want to invest automatically through your paycheck, call 1.800.343.2898 to find out how you can set up direct payroll deductions. The amounts deducted will be invested in your Fund account using the Electronic Funds Transfer System. We will provide the Fund account number. Your payroll department will let you know the date of the pay period when your investment begins. Visit our Web site at EvergreenInvestments.com for more information.

Telephone Investment Plan

You may make additional investments electronically in an existing Fund account at amounts of not less than $100 or more than $10,000 per investment.

Distribution Exchange

You may elect on the application to reinvest dividends earned in one Evergreen fund into an existing account in another Evergreen fund in the same share class and same registration automatically. Please indicate on the application the Evergreen fund(s) into which you want to invest the distributions.

DIVIDENDS AND DISTRIBUTIONS

A mutual fund distributes to its shareholders the net income and gain it receives from its investments in two forms: dividends and capital gains distributions. Dividends are derived from the dividends, interest and other income that a mutual fund receives from its investments. Capital gains are realized when a mutual fund sells an investment for a gain.

Distribution Payment Schedule. The frequency of dividend distributions for a Fund is listed under its Fund Facts section in the Fund Risk/Return Summary. A Fund usually distributes long-term capital gains, if any, at least once a year, near the end of the calendar year.

Shareholders whose purchase of shares of a Fund is accepted at or before 2 p.m. ET for Money Market Fund, Treasury Money Market Fund and U.S. Government Money Market Fund, and 12:00 Noon ET for California Municipal Money Market Fund, Florida Municipal Money Market Fund, Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund on any day the market is open, except in those cases where the market closes earlier, will receive the dividend declared by the Fund for that day; shareholders whose purchase of shares is accepted after the times noted above will begin earning dividends on the next business day after the Fund accepts their order.

Distribution Options. Unless you choose otherwise on the account application, all dividend, capital gain and other distribution payments made to you by a Fund will be reinvested in additional shares of the Fund. Other options are:

  to reinvest dividends earned in one Evergreen fund into an existing account in another Evergreen fund in the same share class and same registration automatically, with capital gains reinvested in the original Fund;
  to reinvest capital gains but receive all ordinary income dividend distributions in cash; or
  to receive all distributions in cash.

You may write to us at Evergreen Investments, P.O. Box 8400, Boston, MA 02266-8400, or call 1.800.343.2898 to change options. If you purchase shares through your employer's retirement plan, the terms of the plan may govern the reinvestment of distributions from the Fund.

When a distribution or redemption check is returned by the post office as undeliverable or is not cashed within 180 days, whichever event occurs first, the proceeds may be reinvested in additional shares in the originating account at the next-calculated NAV, and any future distributions will be automatically reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

TAXES

Generally, as described in more detail below, a shareholder may be taxed in two ways:

  On Fund distributions (dividends and capital gains).
  On any gain made when shares are sold or exchanged by the shareholder.

Exceptions may exist for certain shareholders:

  If you invest in a Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account.
  Because Evergreen Money Market Funds seek to maintain a stable net asset value, the sale or exchange of money market shares is typically not a taxable event.
  Because the income received by Evergreen Bond Funds or Evergreen Money Market Funds generally does not include corporate dividends, the discussion below regarding qualified dividend income will generally not apply to such funds.
  Dividends, but not capital gains, distributed by Evergreen Municipal Bond Funds and Evergreen Municipal Money Market Funds are generally exempt from federal income tax, but may be subject to the federal alternative minimum tax and state income tax. Dividends, but not capital gains, distributed by Evergreen State Municipal Bond Funds and Evergreen State Municipal Money Market Funds are generally exempt from personal income taxes in the state for which the Fund is named. To the extent that dividends distributed by such funds are not exempt from federal income tax, the following discussion applies.

Fund Distributions. When a Fund distributes dividends or capital gains to you, you must pay any taxes due, whether you receive these distributions in cash or elect to have them reinvested.

Dividends may be treated in two different ways for federal income tax purposes, as ordinary income or as qualified dividend income. Under the current tax code, certain income received by the Fund and distributed to you as a dividend may constitute qualified dividend income, which is currently taxed at a rate no higher than 15% for the taxable years beginning before January 1, 2011, provided that the Fund and its shareholders meet certain holding period and other requirements with respect to the underlying stock and the shareholder's Fund shares, respectively. In addition, in order for dividends received by the Fund from a foreign corporation to constitute qualified dividends, the relevant foreign country must have a tax treaty with the U.S. and the foreign corporation must satisfy certain additional requirements. If the dividends paid to you do not constitute qualified dividend income, you must report them as ordinary income, meaning that they will be taxed at your maximum marginal income tax rate.

When a mutual fund sells a security at a gain that it held for a year or less, the gain is considered short-term, and when distributed to you, it will be taxed as ordinary income at your maximum marginal income tax rate. When a mutual fund sells a security at a gain that it held for more than a year, the gain is considered long-term, and when distributed to you, it will currently be taxed at a rate no higher than 15%.

Special Notice Regarding Tax Treatment of Municipal Bonds. The U.S. Supreme Court has agreed to hear an appeal of a lower court decision generally invalidating a state's ability to exempt the interest on bonds issued by the state and its political subdivisions from state income tax without similarly treating the interest on municipal bonds issued by other states and their respective political subdivisions. If the Supreme Court affirms the lower court's decision, states and their political subdivisions currently providing this preferential tax treatment for their own municipal securities may decide to treat the interest on all municipal securities, including municipal securities held by the Funds, as taxable income at the state and local levels in response to the Court's decision. That treatment may subject shareholders to increased state and local taxes and cause the value of municipal securities, including municipal securities held by the Funds, to be significantly and adversely affected.

Gains/Losses You Realize When You Sell or Exchange Shares. When you sell or exchange shares in a Fund, you have created a taxable event. Remember, an exchange is a purchase and sale for tax purposes. You must report any resulting gain or loss on your tax return unless the transaction was entered into through a tax-deferred retirement account. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares.

Tax Reporting. ESC or your broker provides you and the IRS with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale, except for money market transactions, are reported on Form 1099B. You must report these on your tax return. You could pay a penalty if you neglect to report them. You may obtain a copy of the ESC tax information guide at EvergreenInvestments.com. Please consult your tax advisor for further information regarding the federal, state and local tax consequences of an investment in a fund.

Retirement Plans. You may invest in an Evergreen fund through various retirement plans, including IRAs, 401(k) plans, Simplified Employee Plans (SEPs), 403(b) plans, 457 plans and others. For special rules concerning these plans, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you, consult your tax advisor.

MORE INFORMATION ABOUT THE FUNDS' FEES AND EXPENSES

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

OVERVIEW OF FEES AND EXPENSES

As summarized earlier in this prospectus, investors in the Evergreen funds may pay two types of fees: (i) shareholder transaction fees paid directly by the investor, including sales charges (loads) and (ii) on-going fees that are deducted from the assets of the Fund, including management fees, distribution (Rule 12b-1) fees, transfer agency and shareholder service fees, and legal, audit, custody and other miscellaneous fees. These fees are described more fully below. Both types of fees reduce the overall return earned by an investor. Class I shares of a Fund do not pay transaction fees.

SHAREHOLDER FEES (fees paid directly from your investment)

Shareholder fees generally are deducted directly from a shareholder’s investment in an account with a Fund. Depending on the Fund and the share class purchased, these fees may include front-end sales charges (deducted at the time the investor purchases shares of the Fund), and deferred sales charges (deducted at the time the investor sells shares of the Fund). You should refer to the section entitled "How to Choose the Share Class that Best Suits You" for a schedule of front-end and contingent deferred sales charges by share class. Investors should pay particular attention to situations that would entitle them either to reduce or eliminate sales charges. Please see the section entitled "How to Reduce or Eliminate Your Sales Charge" for more information.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

An investment in an Evergreen mutual fund is subject to the following on-going fees, which reduce the overall return earned by an investor:

Management Fee

The management fee is paid by each Fund to the investment advisor for investment advisory services. These services include day-to-day management of the Fund’s portfolio of investments.

Distribution and/or Service (Rule 12b-1) Fees

The Trustees of the Evergreen funds have approved a distribution plan permitting the Funds to pay 12b-1 fees at an annual rate of up to 0.75% of the average daily net assets of Class A shares and up to 1.00% of the average daily net assets of Class B and Class C shares. However, currently the 12b-1 fees for Class A shares are limited to 0.30% of the average daily net assets of the class. Class I shares do not pay 12b-1 fees. These fees increase the cost of your investment. The higher 12b-1 fees imposed on Class B and Class C shares may, over time, cost more than the front-end sales charge of Class A shares. The Funds may use 12b-1 fees to compensate the Funds' distributor for services it provides and the expenses it incurs in the promotion and distribution of shares of the Funds, including payments to broker-dealers and financial intermediaries for distribution and shareholder services.

Other Expenses

Mutual funds pay a variety of other fees and expenses in connection with their operations, including, for example, administrative service fees, transfer agency fees, shareholder servicing fees, custody fees, audit fees and legal fees.

Total Annual Fund Operating Expenses

The expense ratio of each of the Funds is shown in the section entitled "Fees and Expenses." These expenses are paid by the Fund and reduce the performance results for the share class to which they apply. Because these expenses are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. Some key things to remember about expense ratios include: (i) your total return in each Fund is reduced by the fees and expenses paid by each Fund; (ii) expense ratios can vary greatly between funds and fund families; and (iii) each Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help a Fund shareholder understand the Fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned, or lost, on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by KPMG LLP, the Funds' independent registered public accounting firm, whose reports, along with each Fund's financial statements, are included in each Fund's annual report, which are available upon request.

California Municipal Money Market Fund

Year Ended January 31,
CLASS A	2007	2006	2005	2004	2003
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.03	0.02	0.01	0	0.01

Distributions to shareholders from
Net investment income	- 0.03	- 0.02	- 0.01	0 [1]	- 0.01

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	2.74%	1.78%	0.56%	0.40%	0.92%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 17,635	$ 30,405	$ 56,228	$ 87,673	$ 122,687
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.93%	0.94%	0.94%	0.94%	0.88%
Expenses excluding waivers/reimbursements and expense reductions	0.93%	0.94%	0.96%	0.96%	0.96%
Net investment income (loss)	2.65%	1.68%	0.53%	0.41%	0.88%

Year Ended January 31,
CLASS I	2007	2006	2005	2004	2003
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.03	0.02	0.01	0.01	0.01

Distributions to shareholders from
Net investment income	- 0.03	- 0.02	- 0.01	- 0.01	- 0.01

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	3.05%	2.09%	0.87%	0.70%	1.22%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 1,289	$ 1,531	$ 3,622	$ 11,447	$ 20,169
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.63%	0.64%	0.65%	0.64%	0.58%
Expenses excluding waivers/reimbursements and expense reductions	0.63%	0.64%	0.67%	0.66%	0.66%
Net investment income (loss)	2.99%	1.95%	0.74%	0.69%	0.99%

1.  Amount represents less than $0.005 per share.

Money Market Fund

Year Ended January 31,
CLASS A	2007	2006	2005	2004	2003
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.04	0.03	0.01	0	0.01

Distributions to shareholders from
Net investment income	- 0.04	- 0.03	- 0.01	0 [1]	- 0.01

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	4.36%	2.56%	0.68%	0.32%	1.14%
Ratios and supplemental data
Net assets, end of period (millions)	$ 2,886	$ 2,803	$ 3,027	$ 6,261	$ 10,628
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.89%	0.89%	0.94%	0.93%	0.89%
Expenses excluding waivers/reimbursements and expense reductions	0.92%	0.92%	1.00%	0.99%	0.91%
Net investment income (loss)	4.28%	2.52%	0.60%	0.33%	1.12%

Year Ended January 31,
CLASS B	2007	2006	2005	2004	2003
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.04	0.02	0	0	0

Distributions to shareholders from
Net investment income	- 0.04	- 0.02	0 [1]	0 [1]	0 [1]

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return [2]	3.64%	1.84%	0.21%	0.06%	0.44%
Ratios and supplemental data
Net assets, end of period (millions)	$ 25	$ 33	$ 46	$ 70	$ 113
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.59%	1.59%	1.38%	1.20%	1.59%
Expenses excluding waivers/reimbursements and expense reductions	1.62%	1.62%	1.70%	1.69%	1.60%
Net investment income (loss)	3.56%	1.77%	0.18%	0.06%	0.41%

1.  Amount represents less than $0.005 per share.

2.  Excluding applicable sales charges

Year Ended January 31,
CLASS C	2007	2006	2005	2004	2003
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.04	0.02	0	0	0

Distributions to shareholders from
Net investment income	- 0.04	- 0.02	0 [1]	0 [1]	0 [1]

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return [2]	3.64%	1.84%	0.21%	0.06%	0.44%
Ratios and supplemental data
Net assets, end of period (millions)	$ 10	$ 9	$ 16	$ 26	$ 23
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.59%	1.59%	1.37%	1.17%	1.59%
Expenses excluding waivers/reimbursements and expense reductions	1.62%	1.62%	1.71%	1.70%	1.60%
Net investment income (loss)	3.62%	1.70%	0.15%	0.06%	0.42%

Year Ended January 31,
CLASS I	2007	2006	2005	2004	2003
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.05	0.03	0.01	0.01	0.01

Distributions to shareholders from
Net investment income	- 0.05	- 0.03	- 0.01	- 0.01	- 0.01

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	4.67%	2.86%	0.97%	0.57%	1.42%
Ratios and supplemental data
Net assets, end of period (millions)	$ 1,334	$ 1,190	$ 1,531	$ 1,659	$ 2,334
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.59%	0.59%	0.65%	0.68%	0.61%
Expenses excluding waivers/reimbursements and expense reductions	0.62%	0.62%	0.70%	0.69%	0.61%
Net investment income (loss)	4.57%	2.80%	0.94%	0.57%	1.41%

1.  Amount represents less than $0.005 per share.

2.  Excluding applicable sales charges

Municipal Money Market Fund

Year Ended January 31,
CLASS A	2007	2006	2005	2004	2003
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.03	0.02	0.01	0.01	0.01

Distributions to shareholders from
Net investment income	- 0.03	- 0.02	- 0.01	- 0.01	- 0.01
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	2.80%	1.87%	0.68%	0.51%	0.95%
Ratios and supplemental data
Net assets, end of period (millions)	$ 401	$ 482	$ 763	$ 958	$ 1,237
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.83%	0.82%	0.83%	0.85%	0.86%
Expenses excluding waivers/reimbursements and expense reductions	0.86%	0.86%	0.87%	0.86%	0.86%
Net investment income (loss)	2.75%	1.78%	0.65%	0.50%	0.89%

Year Ended January 31,
CLASS I	2007	2006	2005	2004	2003
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.03	0.02	0.01	0.01	0.01
Distributions to shareholders from
Net investment income	- 0.03	- 0.02	- 0.01	- 0.01	- 0.01

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	3.11%	2.18%	0.98%	0.81%	1.25%
Ratios and supplemental data
Net assets, end of period (millions)	$ 375	$ 422	$ 492	$ 513	$ 561
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.53%	0.52%	0.52%	0.55%	0.56%
Expenses excluding waivers/reimbursements and expense reductions	0.56%	0.56%	0.56%	0.56%	0.56%
Net investment income (loss)	3.06%	2.12%	0.96%	0.80%	1.20%

New Jersey Municipal Money Market Fund

Year Ended January 31,
CLASS A	2007	2006	2005	2004	2003
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.03	0.02	0.01	0.01	0.01
Distributions to shareholders from
Net investment income	- 0.03	- 0.02	- 0.01	- 0.01	- 0.01
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	2.77%	1.83%	0.65%	0.53%	0.90%
Ratios and supplemental data
Net assets, end of period (millions)	$ 22	$ 20	$ 23	$ 30	$ 42
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.87%	0.88%	0.89%	0.87%	0.86%
Expenses excluding waivers/reimbursements and expense reductions	0.87%	0.88%	0.90%	0.88%	0.86%
Net investment income (loss)	2.74%	1.78%	0.62%	0.49%	0.81%

Year Ended January 31,
CLASS I	2007	2006	2005	2004	2003
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.03	0.02	0.01	0.01	0.01
Distributions to shareholders from
Net investment income	- 0.03	- 0.02	- 0.01	- 0.01	- 0.01
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	3.07%	2.13%	0.95%	0.83%	1.21%
Ratios and supplemental data
Net assets, end of period (millions)	$ 15	$ 10	$ 5	$ 22	$ 21
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.57%	0.58%	0.59%	0.57%	0.56%
Expenses excluding waivers/reimbursements and expense reductions	0.57%	0.58%	0.60%	0.58%	0.56%
Net investment income (loss)	3.02%	2.19%	0.89%	0.73%	1.04%

New York Municipal Money Market Fund

Year Ended January 31,
CLASS A	2007	2006	2005	2004	2003
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.03	0.02	0.01	0	0.01
Distributions to shareholders from
Net investment income	- 0.03	- 0.02	- 0.01	0 [1]	- 0.01
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	2.88%	1.84%	0.58%	0.46%	0.82%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 47,842	$ 40,856	$ 78,542	$ 82,110	$ 101,114
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.86%	0.86%	0.87%	0.91%	0.88%
Expenses excluding waivers/reimbursements and expense reductions	0.86%	0.87%	0.91%	0.93%	0.93%
Net investment income (loss)	2.72%	1.71%	0.58%	0.39%	0.79%

Year Ended January 31,
CLASS I	2007	2006	2005	2004	2003
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.03	0.02	0.01	0	0.01
Distributions to shareholders from
Net investment income	- 0.03	- 0.02	- 0.01	0 [1]	- 0.01
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	3.18%	2.15%	0.89%	0.76%	1.12%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 60,677	$ 11,915	$ 3,420	$ 2,200	$ 676
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.56%	0.57%	0.56%	0.59%	0.57%
Expenses excluding waivers/reimbursements and expense reductions	0.56%	0.58%	0.60%	0.61%	0.62%
Net investment income (loss)	2.98%	2.26%	0.92%	0.65%	1.08%

1.  Amount represents less than $0.005 per share.

Pennsylvania Municipal Money Market Fund

Year Ended January 31,
CLASS A	2007	2006	2005	2004	2003
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.03	0.02	0.01	0.01	0.01

Distributions to shareholders from
Net investment income	- 0.03	- 0.02	- 0.01	- 0.01	- 0.01

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	2.83%	1.92%	0.71%	0.52%	1.10%
Ratios and supplemental data
Net assets, end of period (millions)	$ 18	$ 37	$ 26	$ 32	$ 31
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.82%	0.83%	0.81%	0.81%	0.66%
Expenses excluding waivers/reimbursements and expense reductions	0.82%	0.83%	0.84%	0.81%	0.77%
Net investment income (loss)	2.79%	1.94%	0.70%	0.53%	1.03%

Year Ended January 31,
CLASS I	2007	2006	2005	2004	2003
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.03	0.02	0.01	0.01	0.01

Distributions to shareholders from
Net investment income	- 0.03	- 0.02	- 0.01	- 0.01	- 0.01

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	3.14%	2.23%	1.01%	0.83%	1.29%
Ratios and supplemental data
Net assets, end of period (millions)	$ 63	$ 75	$ 66	$ 76	$ 66
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.52%	0.53%	0.51%	0.51%	0.47%
Expenses excluding waivers/reimbursements and expense reductions	0.52%	0.53%	0.54%	0.51%	0.47%
Net investment income (loss)	3.10%	2.18%	0.98%	0.81%	1.23%

Treasury Money Market Fund

Year Ended January 31,
CLASS A	2007	2006	2005	2004	2003
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.04	0.03	0.01	0	0.01

Distributions to shareholders from
Net investment income	- 0.04	- 0.03	- 0.01	0 [1]	- 0.01

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	4.34%	2.58%	0.73%	0.38%	1.14%
Ratios and supplemental data
Net assets, end of period (millions)	$ 317	$ 482	$ 478	$ 525	$ 773
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.73%	0.72%	0.73%	0.75%	0.73%
Expenses excluding waivers/reimbursements and expense reductions	0.73%	0.72%	0.73%	0.75%	0.73%
Net investment income (loss)	4.20%	2.57%	0.72%	0.38%	1.13%

Year Ended January 31,
CLASS I	2007	2006	2005	2004	2003
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.05	0.03	0.01	0.01	0.01

Distributions to shareholders from
Net investment income	- 0.05	- 0.03	- 0.01	- 0.01	- 0.01

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	4.65%	2.89%	1.03%	0.68%	1.44%
Ratios and supplemental data
Net assets, end of period (millions)	$ 943	$ 1,306	$ 1,145	$ 1,652	$ 1,201
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.43%	0.42%	0.43%	0.45%	0.43%
Expenses excluding waivers/reimbursements and expense reductions	0.43%	0.42%	0.43%	0.45%	0.43%
Net investment income (loss)	4.51%	2.87%	0.97%	0.66%	1.42%

1.  Amount represents less than $0.005 per share.

U.S. Government Money Market Fund

Year Ended January 31,
CLASS A	2007	2006	2005	2004	2003
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.04	0.03	0.01	0	0.01
Distributions to shareholders from
Net investment income	- 0.04	- 0.03	- 0.01	0 [1]	- 0.01
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	4.40%	2.61%	0.68%	0.26%	1.01%
Ratios and supplemental data
Net assets, end of period (millions)	$ 613	$ 645	$ 901	$ 2,115	$ 3,980
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.73%	0.74%	0.88%	0.93%	0.88%
Expenses excluding waivers/reimbursements and expense reductions	0.93%	0.98%	1.08%	1.05%	1.04%
Net investment income (loss)	4.30%	2.50%	0.57%	0.27%	1.00%

1.  Amount represents less than $0.005 per share.

OTHER FUND PRACTICES

Taxable securities in which California Municipal Money Market Fund, Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest rating categories by any nationally recognized statistical ratings organization; commercial paper rated in the highest grade by Moody’s Investors Service, Inc. or Standard & Poor’s Ratings Services; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.

California Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund do not generally intend to concentrate their investments in any one industry. However, from time to time, a Fund may invest 25% or more of its assets in municipal securities which are related in such a way that an economic, business or political development or change affecting one such obligation would also affect the others. Two examples of obligations related in this way are (i) an obligation, the interest on which is paid from revenues of similar type projects and (ii) obligations whose issuers are located in the same state.

Please consult the SAI for more information regarding these and other investment practices used by the Funds, including related risks.

Short-Term Trading

Excessive short-term trading by investors in a Fund's shares can be detrimental to the interests of long-term shareholders. Excessive short-term trading may disrupt portfolio management of the Fund, harm fund performance, create transaction and other administrative costs that are borne by all shareholders and, ultimately, result in a dilution of, or otherwise have a negative impact on, the value of the Fund's shares held by long-term shareholders. Investors may invest in the Fund for short-term purposes and purchase and sell shares of the Fund more frequently than they might shares of another type of mutual fund. EIMC expects to manage the Fund's portfolio in light of anticipated frequent purchase and sale activity in order to limit any adverse effect on the Fund.

To limit the negative effects of short-term trading on the Fund, the Fund's Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen fund, that investor is "blocked" from purchasing shares of that fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

  Money market funds;
  Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;
  Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;
  Rebalancing transactions within certain asset allocation or "wrap" programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;
  Purchases by a "fund of funds" into the underlying fund vehicle and purchases by 529 Plans;
  Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and shares acquired or sold by a participant in connection with plan loans; and
  Purchases below $5,000 (including purchases that are a part of an exchange transaction).

While the Fund will not monitor trading activity outside the policy above, the Fund reserves the right to reject any purchase or exchange, to terminate an investor's investment or exchange privileges or to seek additional information, if the Fund determines in its sole discretion that trading activity by the investor may be detrimental to the interests of long-term shareholders. In considering whether trading activity may be detrimental to the interests of long-term shareholders, the Fund considers a number of factors, such as the frequency of trading by the investor, the amount involved in the investor's trades, and the length of time the investment is held, along with other factors.

There are certain limitations on the Fund's ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have timely access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund's short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediaries are applying the Fund's short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund's trading restrictions may occur despite the Fund's efforts to prevent them.

Portfolio Holdings

A Fund makes available to the public, approximately 15 calendar days after the end of the calendar quarter, a complete listing of its portfolio holdings as of the quarter end. This information is posted to EvergreenInvestments.com as soon after the 15 days as possible. In addition, certain Evergreen funds (such as Evergreen money market funds) may make available to the public a complete list of holdings as of month end, posted to EvergreenInvestments.com within approximately 15 calendar days after the month end. A Fund may also from time to time post to EvergreenInvestments.com more current portfolio holdings information as of a specified date. For more information about the Evergreen funds' policies and procedures with respect to the disclosure of portfolio holdings, see "Policy for Dissemination of Portfolio Holdings" in the SAI.

Privacy

EIMC and its affiliates are dedicated to providing you with the highest level of service and protecting your privacy. As technology transforms the way information is collected and distributed, we want you to know that we have implemented a number of industry-leading practices for safeguarding the privacy and security of financial information about you. EIMC and its affiliates employ safeguards to protect customer information and to prevent fraud. EIMC and its affiliates do not sell customer information to other companies for marketing purposes. For more information, visit our Web site at EvergreenInvestments.com or call 1.800.343.2898 to speak to an Evergreen funds service representative.

INDEX DESCRIPTIONS

Index	Description	Funds
Merrill Lynch 3-Month U.S. Treasury Bill Index (3 Mo. T-Bill)

The 3 Mo. T-Bill is an unmanaged index comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date.

  California Municipal Money Market Fund
  Money Market Fund
  Municipal Money Market Fund
  New Jersey Municipal Money Market Fund
  New York Municipal Money Market Fund
  Pennsylvania Municipal Money Market Fund
  Treasury Money Market Fund
  U.S. Government Money Market Fund

Evergreen Express Line

Call 1.800.346.3858

24 hours a day to

  check your account
  order a statement
  get a Fund’s current price, yield and total return
  buy, redeem or exchange Fund shares

Shareholder Services

Call 1.800.343.2898

Monday-Friday, 9 a.m. to 6 p.m. ET to

  buy, redeem or exchange Fund shares
  order applications
  get assistance with your account

Write us a letter

·  Evergreen Investments

·  P.O. Box 8400

·  Boston, MA 02266-8400

  to buy, redeem or exchange Fund shares
  to change the registration on your account
  for general correspondence

For express, registered or certified mail

·  Evergreen Investments

·  30 Dan Road

·  Canton, MA 02021-2809

Visit us on-line

·  EvergreenInvestments.com

Regular communications you will receive
Account Statements — You will receive quarterly statements for each Fund you invest in. Please review and promptly notify Evergreen Investments of any inaccuracies.

Confirmation Notices — A confirmation of your transaction, other than SIP and SWP, is sent within five days. Please review and promptly notify Evergreen Investments of any inaccuracies.

Annual and Semiannual Reports — You will receive a detailed financial report twice a year on each Fund in which you invest.

Tax Forms — Each January you will receive any Fund tax information you need to complete your tax returns.

For More Information About the Evergreen Money Market Funds, Ask for:

  Each Fund's most recent Annual or Semiannual Report, which contains a complete financial accounting for the Fund and a complete list of the Fund's portfolio holdings as of a specific date.
  The Statement of Additional Information (SAI), which contains more detailed information about the Funds and their policies and procedures. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus, which means that its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of these documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents may be downloaded, free of charge, off our Web site at EvergreenInvestments.com.

Information about the Funds (including their SAIs) is also available, without charge, on the SEC's Internet Web site at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.551.8090.

·   Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.,

·  200 Berkeley Street, Boston, MA 02116-5034.

·  Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007.

536120 RV16 (11/07)

·  Evergreen Investments

·  200 Berkeley Street

·  Boston, MA 02116-5034

SEC File No.: 811-08555

EVERGREEN MONEY MARKET TRUST

PART A

PROSPECTUS FOR CLASS S

Prospectus, June 1, 2007
as supplemented, November 19, 2007

Evergreen
Money Market Funds

Evergreen California Municipal Money Market Fund
Evergreen Money Market Fund
Evergreen Municipal Money Market Fund
Evergreen New Jersey Municipal Money Market Fund
Evergreen New York Municipal Money Market Fund
Evergreen Pennsylvania Municipal Money Market Fund
Evergreen Treasury Money Market Fund
Evergreen U.S. Government Money Market Fund *
Class S

*  Effective November 16, 2007, Evergreen U.S. Government Money Market Fund’s Class S1 share class was renamed as Class S.

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

TABLE OF CONTENTS

FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks
Evergreen California Municipal Money Market Fund
Evergreen Money Market Fund
Evergreen Municipal Money Market Fund
Evergreen New Jersey Municipal Money Market Fund
Evergreen New York Municipal Money Market Fund
Evergreen Pennsylvania Municipal Money Market Fund
Evergreen Treasury Money Market Fund
Evergreen U.S. Government Money Market Fund

GENERAL INFORMATION:

The Funds' Investment Advisor
Calculating the Share Price
How to Choose an Evergreen Fund
How to Choose the Share Class that Best Suits You
How to Buy and Redeem Shares
Dividends and Distributions
Taxes
More Information about the Funds' Fees and Expenses
Financial Highlights
Other Fund Practices
Index Descriptions

Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's investment goal? You can find information about how the Fund seeks to achieve its investment goal by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment goal without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goal? What types of investments does it contain? What style of investing and investment philosophy does it follow?

RISK FACTORS

What are the principal risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

FEES AND EXPENSES

How much does it cost to invest in the Fund?

Overview of Fund Risks

Money Market Funds

typically rely on a combination of the following strategies:

  attempting to maintain $1.00 per share net asset value;
  investing in high quality, short-term money market instruments, including U.S. government securities; and
  selling a portfolio investment: i) when a portfolio manager believes the issuer's investment fundamentals begin to deteriorate; ii) to take advantage of yield opportunities; iii) when the investment no longer appears to meet the Fund's investment goal; iv) when the Fund must meet redemptions; or v) for other investment reasons which a portfolio manager deems appropriate.

may be appropriate for investors who:

  are seeking a conservative investment with low volatility;
  are seeking a fund for short-term investment; and
  are seeking liquidity.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is:

  not guaranteed to achieve its investment goal;
  not a deposit with a bank;
  not insured, endorsed or guaranteed by the FDIC or any government agency; and
  subject to investment risks.

The following are some of the most important risks affecting your investment in a Fund. Other risks may be described in the discussion following this overview.

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of the Fund's investments in debt securities and its yield may decline. If interest rates go down, interest earned by the Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk. Some debt securities give the issuer the option to call or redeem the security before its maturity date. If an issuer calls or redeems the security during a time of declining interest rates, the Fund might have to reinvest the proceeds in a security offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

Credit Risk

Credit risk refers to the possibility that the issuer of a security held by a Fund or the counterparty to a contract with a Fund may not be able to pay interest and principal when due or otherwise honor its obligations. If an issuer defaults, or if the credit quality of an investment deteriorates or is perceived to deteriorate, the value of the investment could decline. Credit risk is generally greater for zero coupon bonds and other investments that are required to pay interest only at maturity rather than at intervals during the life of the investment. Credit risk will be heightened if a Fund invests in debt securities with medium- and lower-rated credit quality ratings.

Concentration Risk

A Fund that concentrates its investments in a limited number of sectors, industries, states or countries will be more vulnerable to adverse financial, economic, political or other developments affecting those sectors, industries, states or countries than a fund that invests its assets more broadly, and the value of the Fund's shares may be more volatile.

Non-Diversification Risk

An investment in a Fund that is non-diversified entails greater risk than an investment in a diversified fund. When a Fund is non-diversified, it may invest a greater percentage of assets in a single issuer or a limited number of issuers than may be invested by a diversified fund. As a result, a Fund may be especially vulnerable to financial, economic, political or other developments affecting an issuer in which it invests. A higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of a Fund’s portfolio than in a fund which invests more broadly.

Municipal Securities Risk

Municipal bonds are investments of any maturity issued by states, public authorities or political subdivisions to raise money for public purposes. There is generally less public information available for municipal securities compared to corporate equities or bonds, and the investment performance of a Fund holding municipal bonds may therefore be more dependent on the analytical abilities of the Fund’s advisor. Certain municipal securities are general obligations of a state or other government entity supported by its taxing powers. These general obligations are typically payable from the issuer’s general unrestricted revenues, although payment may depend upon government appropriation or aid from other governments. Other municipal securities are special revenue obligations, which are payable from revenue earned by a particular project or other revenue source. Investors can look only to the revenue generated by the project or the operator of the project rather than the credit of the state or local government authority issuing the bonds. Special revenue obligations are typically subject to greater credit risk than general obligations because of the relatively limited source of revenue. A Fund may make significant investments in a single issue or a segment of the tax-exempt debt market, such as revenue bonds for health care facilities, housing or airports. These investments may cause the value of a Fund's shares to change more than the value of shares of funds that invest more broadly. The values of municipal bonds may rise or fall in response to a number of factors affecting their issuers, including political or fiscal events, legislative changes, and the enforceability of rights of municipal bond holders. The values of municipal securities can be affected more by supply and demand factors or the creditworthiness of the issuer than market interest rates. In addition, the municipal securities held by the Fund may fail to meet certain legal requirements which allow interest distributed from such securities to be tax-exempt. If those requirements are not met, the interest received and distributed to shareholders by the Fund may be taxable. In addition, changes in federal or state tax laws may cause the prices of municipal securities to fall. Certain municipal securities may be highly illiquid, making them difficult to value or dispose of at favorable prices.

California Municipal Money Market Fund

FUND FACTS:

Goals:

·  High Current Income Exempt from Federal and California State Income Taxes

·  Preservation of Capital

·  Liquidity

Principal Investment:

·  Municipal Money Market Securities

Class of Shares Offered in this Prospectus:

·  Class S

Investment Advisor:

·  Evergreen
Investment
Management
Company, LLC

Distribution Payment Schedule:

·  Monthly

INVESTMENT GOAL

The Fund seeks as high a level of current income exempt from regular federal income tax and, to the extent possible, from California personal income tax, as is believed to be consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 1.

The Fund will normally invest at least 80% of its assets in municipal money market securities issued by the State of California or its political subdivisions, agencies, or instrumentalities, or by other governmental units (such as U.S. territories), the interest from which is exempt from federal income tax other than the federal alternative minimum tax and, to the extent possible, from California personal income tax and which are determined by the investment advisor to present minimal credit risk. Municipal money market securities include fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate.

The Fund will comply with the diversification requirements prescribed by Rule 2a-7 under the Investment Company Act of 1940, as amended. However, the Fund is non-diversified and therefore may invest a significant percentage of its assets in obligations of a single or small number of issuers. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand for the security in the marketplace, as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high-quality, short-term taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment goal.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 1 under the headings:

  Interest Rate Risk
  Credit Risk
  Concentration Risk
  Non-Diversification Risk
  Municipal Securities Risk

Distributions of capital gains and other taxable income will be subject to the California personal income tax. Corporations subject to California corporation franchise and income tax will generally be subject to tax on all distributions of income from the Fund. The municipal securities held by the Fund may fail to meet certain legal requirements which allow interest on such securities to be tax-exempt. If those requirements are not met, the interest received and distributed to shareholders by the Fund may be taxable. An investment in the Fund may also result in liability for federal alternative minimum tax, both for individual and corporate shareholders. For example, while the interest from qualified private activity bonds is generally not subject to federal income tax, many types of private activity bond interest must be included in taxable income for federal alternative minimum tax purposes. In addition, changes in federal or state tax laws may cause the prices of municipal securities to fall.

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class S shares of the Fund in each full calendar year since its inception on 9/24/2001. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Class S Shares (%)

1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
					0.68	0.21	0.24	1.45	2.44

Best Quarter:	4th Quarter 2006	+ 0.66%
Worst Quarter:	1st Quarter 2004	+ 0.01%
Year-to-date total return as of 3/31/2007 is +0.63%.

The next table lists the Fund’s average annual total return for Class S shares over the past one- and five-year periods and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with that of the Merrill Lynch 3-Month U.S. Treasury Bill Index (3-Mo. T-Bill). Please see "Index Descriptions" at the back of this prospectus. Performance information for an index does not reflect the transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2006)

	Inception Date of Class	1 year	5 year	10 year	Performance Since 9/24/2001
Class S	9/24/2001	2.44%	1.00%	N/A	1.00%
3-Mo. T-Bill [1]		4.85%	2.43%	N/A	2.43%

1.  Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current 7-day yield information call 1.800.343.2898.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund’s fiscal year ended 1/31/2007.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Class S
Management Fees	0.45%
12b-1 Fees	0.60%
Other Expenses	0.18%
Total Annual Fund Operating Expenses [2]	1.23%

2.  The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including any current voluntary fund and/or class level expense reimbursements, Total Annual Fund Operating Expenses were 1.18% for Class S.

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Class S
1 year	$ 125
3 years	$ 390
5 years	$ 676
10 years	$ 1,489

Money Market Fund

FUND FACTS:

Goals:

·  High Current Income

·  Preservation of Capital

·  Liquidity

Principal Investments:

·  Money Market Securities

·  Short-term Corporate Debt Obligations

Class of Shares Offered in this Prospectus:

·  Class S

Investment Advisor:

·  Evergreen
Investment
Management
Company, LLC

Distribution Payment Schedule:

·  Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 1.

The Fund invests principally in money market securities, including short-term corporate debt obligations (such as fixed, variable or floating rate securities), certificates of deposit and bankers' acceptances, commercial paper, municipal securities and repurchase agreements determined by the investment advisor to present minimal credit risk.

In addition, the Fund may invest in U.S. Treasury obligations. The Fund may invest up to 30% of its assets in bank obligations such as bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities with shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days, unless such security has a maturity shortening feature which reduces the final maturity to no greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 1 under the headings:

  Interest Rate Risk
  Credit Risk
  Municipal Securities Risk

The debt instruments issued and/or guaranteed by the U.S. government, its agencies, or instrumentalities, in which a fund invests, typically include mortgage-backed securities, asset-backed securities, and collateralized mortgage obligations ("CMOs") issued by the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal Home Loan Banks ("FHLB"). Securities issued by Ginnie Mae, but not those issued by Fannie Mae, Freddie Mac or the FHLB, are backed by the full faith and credit of the U.S. government. Fannie Mae, Freddie Mac and FHLB, although chartered or sponsored by Congress, are not funded by congressional appropriations and the securities issued by them are neither guaranteed nor insured by the U.S. government and are supported only by the credit of the issuer itself. In general, securities issued by the U.S. government sponsored entities are neither insured nor guaranteed by the U.S. Treasury.

If the Fund invests in bank certificates of deposit and bankers’ acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks, it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S. Foreign settlement procedures and trade regulations may involve increased risk (such as delay in payment or delivery of securities) or risks not present in the settlement of domestic investments. In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, and diplomatic developments that could adversely affect the value of a Fund’s investments in certain foreign countries.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class S shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund’s return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Class S Shares (%) 1

1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
5.31	5.26	4.93	5.80	3.27	0.88	0.11	0.31	2.07	3.97

Best Quarter:	2nd Quarter 2000	+ 1.47%[1]
Worst Quarter:	1st Quarter 2004	+ 0.01%
Year-to-date total return as of 3/31/2007 is +1.04%.

The next table lists the Fund’s average annual total return for the Class S shares over the past one-, five- and ten-year periods and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with that of the Merrill Lynch 3-Month U.S. Treasury Bill Index (3-Mo. T-Bill). Please see "Index Descriptions" at the back of this prospectus. Performance information for an index does not reflect the transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2006) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 11/2/1987
Class S	6/30/2000	3.97%	1.46%	3.17%	4.49%
3-Mo. T-Bill [2]		4.85%	2.43%	3.80%	4.82%

1.  Historical performance shown for Class S prior to its inception is based on the performance of Class I, the original class offered. Class I is not offered in this prospectus. The historical returns for Class S have not been adjusted to reflect the effect of the class' 12b-1 fee. These fees are 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower.

2.  Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current 7-day yield information call 1.800.343.2898.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund’s fiscal year ended 1/31/2007.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Class S
Management Fees	0.40%
12b-1 Fees	0.60%
Other Expenses	0.22%
Total Annual Fund Operating Expenses [3]	1.22%

3.  The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Annual Fund Operating Expenses were 1.19% for Class S.

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Class S
1 year	$ 124
3 years	$ 387
5 years	$ 670
10 years	$ 1,477

Municipal Money Market Fund

FUND FACTS:

Goals:

·  Current Income Exempt from Regular Federal Income Tax

·  Preservation of Capital

·  Liquidity

Principal Investment:

·  Municipal Money Market Securities

Class of Shares Offered in this Prospectus:

·  Class S

Investment Advisor:

·  Evergreen
Investment
Management
Company, LLC

Distribution Payment Schedule:

·  Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from regular federal income tax, as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 1.

The Fund invests at least 80% of its assets in municipal money market securities (including fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations), the interest from which is exempt from federal income tax, other than the alternative minimum tax.

The Fund invests in municipal money market securities determined by the investment advisor to present minimal credit risk and issued by any U.S. state, the District of Columbia and their political subdivisions. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand for the security in the marketplace, as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high-quality, short-term taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment goal.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 1 under the headings:

  Interest Rate Risk
  Credit Risk
  Municipal Securities Risk

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

The municipal securities held by the Fund may fail to meet certain legal requirements which allow interest on such securities to be tax-exempt. If those requirements are not met, the interest received and distributed to shareholders by the Fund may be taxable. An investment in the Fund may also result in liability for federal alternative minimum tax, both for individual and corporate shareholders. For example, while the interest from qualified private activity bonds is generally not subject to federal income tax, many types of private activity bond interest must be included in taxable income for federal alternative minimum tax purposes. In addition, changes in federal or state tax laws may cause the prices of municipal securities to fall.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class S shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund’s return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Class S Shares (%) 1

1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
3.49	3.40	3.18	3.70	2.06	0.67	0.23	0.32	1.46	2.45

Best Quarter:	2nd Quarter 2000	+ 1.04%[1]
Worst Quarter:	3rd Quarter 2003	+ 0.02%
Year-to-date total return as of 3/31/2007 is +0.64%.

The next table lists the Fund’s average annual total return for the Class S shares over the past one-, five- and ten-year periods and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with that of the Merrill Lynch 3-Month U.S. Treasury Bill Index (3-Mo. T-Bill). Please see "Index Descriptions" at the back of this prospectus. Performance information for an index does not reflect the transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2006) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 11/2/1988
Class S	6/30/2000	2.45%	1.02%	2.09%	3.02%
3-Mo. T-Bill [2]		4.85%	2.43%	3.80%	4.71%

1.  Historical performance shown for Class S prior to its inception is based on the performance of Class I, the original class offered. Class I is not offered in this prospectus. The historical returns for Class S have not been adjusted to reflect the effect of the class' 12b-1 fee. These fees are 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower.

2.  Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current 7-day yield information call 1.800.343.2898.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund’s fiscal year ended 1/31/2007.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Class S
Management Fees	0.41%
12b-1 Fees	0.60%
Other Expenses	0.15%
Total Annual Fund Operating Expenses [3]	1.16%

3.  The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Annual Fund Operating Expenses were 1.13% for Class S.

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Class S
1 year	$ 118
3 years	$ 368
5 years	$ 638
10 years	$ 1,409

New Jersey Municipal Money Market Fund

FUND FACTS:

Goals:

·  High Current Income Exempt from Federal and New Jersey State Income Taxes

·  Preservation of Capital

·  Liquidity

·  Stability of Principal

Principal Investment:

·  Municipal Money Market Securities

Class of Shares Offered in this Prospectus:

·  Class S

Investment Advisor:

·  Evergreen
Investment
Management
Company, LLC

Distribution Payment Schedule:

·  Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from regular federal income tax and, to the extent possible, from New Jersey gross income tax, as is believed to be consistent with the preservation of capital, maintenance of liquidity and stability of principal.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 1.

The Fund will normally invest at least 80% of its assets in municipal money market securities issued by the State of New Jersey, or any of its political subdivisions, agencies, or instrumentalities, or by other governmental units (such as U.S. territories), the interest from which is exempt from federal income tax other than the alternative minimum tax and the interest and gains from which are exempt from the New Jersey state income tax, and which are determined by the investment advisor to present minimal credit risk. Municipal money market securities include fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate.

The Fund will comply with the diversification requirements prescribed by Rule 2a-7 under the Investment Company Act of 1940, as amended. However, the Fund is non-diversified and therefore may invest a significant percentage of its assets in obligations of a single or small number of issuers. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand for the security in the marketplace, as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high-quality, short-term taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment goal.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 1 under the headings:

  Interest Rate Risk
  Credit Risk
  Concentration Risk
  Non-Diversification Risk
  Municipal Securities Risk

Corporations subject to New Jersey corporation business tax and corporation income tax will generally be subject to tax on all distributions of income from the Fund. The municipal securities held by the Fund may fail to meet certain legal requirements which allow interest on such securities to be tax-exempt. If those requirements are not met, the interest received and distributed to shareholders by the Fund may be taxable. An investment in the Fund may also result in liability for federal alternative minimum tax, both for individual and corporate shareholders. For example, while the interest from qualified private activity bonds is generally not subject to federal income tax, many types of private activity bond interest must be included in taxable income for federal alternative minimum tax purposes. In addition, changes in federal or state tax laws may cause the prices of municipal securities to fall.

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class S shares of the Fund in each full calendar year since 10/26/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund’s return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Class S Shares (%) 1

1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
		2.54	3.31	1.97	0.62	0.25	0.29	1.43	2.41

Best Quarter:	2nd Quarter 2000	+ 0.90%[1]
Worst Quarter:	1st Quarter 2004	+ 0.01%
Year-to-date total return as of 3/31/2007 is +0.62%.

The next table lists the Fund’s average annual total return for Class S shares over the past one- and five-year periods and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with that of the Merrill Lynch 3-Month U.S. Treasury Bill Index (3-Mo. T-Bill). Please see "Index Descriptions" at the back of this prospectus. Performance information for an index does not reflect the transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2006) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 10/26/1998
Class S	6/30/2000	2.41%	1.00%	N/A	1.62%
3-Mo. T-Bill [2]		4.85%	2.43%	N/A	3.45%

1.  Historical performance shown for Class S prior to its inception is based on the performance of Class A, the original class offered. Class A is not offered in this prospectus. The historical returns for Class S have not been adjusted to reflect the effect of the class' 12b-1 fee. These fees are 0.60% for Class S and 0.30% for Class A. If these fees had been reflected, returns for Class S would have been lower.

2.  Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current 7-day yield information call 1.800.343.2898.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund’s fiscal year ended 1/31/2007.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Class S
Management Fees	0.41%
12b-1 Fees	0.60%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	1.17%

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Class S
1 year	$ 119
3 years	$ 372
5 years	$ 644
10 years	$ 1,420

New York Municipal Money Market Fund

FUND FACTS:

Goals:

·  High Rate of Current Income Exempt from Federal and New York State and New York City Income Taxes

·  Preservation of Capital

·  Liquidity

Principal Investment:

·  Municipal Money Market Securities

Class of Shares Offered in this Prospectus:

·  Class S

Investment Advisor:

·  Evergreen
Investment
Management
Company, LLC

Distribution Payment Schedule:

·  Monthly

INVESTMENT GOAL

The Fund seeks as high a rate of current income exempt from regular federal income tax and New York State and New York City personal income taxes as is believed to be consistent with preservation of capital and maintenance of liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 1.

The Fund will normally invest at least 80% of its assets in municipal money market securities issued by the State of New York, or any of its political subdivisions, agencies, or instrumentalities, or by other governmental units (such as U.S. territories), the interest from which is exempt from federal income tax other than the alternative minimum tax and exempt from New York State and New York City personal income taxes, and are determined to present minimal credit risk. Municipal money market securities include fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate.

The Fund will comply with the diversification requirements prescribed by Rule 2a-7 under the Investment Company Act of 1940, as amended. However, the Fund is non-diversified and therefore may invest a significant percentage of its assets in obligations of a single or small number of issuers. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand for the security in the marketplace, as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high-quality, short-term taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment goal.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 1 under the headings:

  Interest Rate Risk
  Credit Risk
  Concentration Risk
  Non-Diversification Risk
  Municipal Securities Risk

Distributions of capital gains and other taxable income will be subject to tax under the personal income taxes of New York State, New York City and other New York municipalities. Corporations subject to the New York State corporation franchise tax or the New York City general corporation tax will generally be subject to tax on all distributions of income from the Fund. The municipal securities held by the Fund may fail to meet certain legal requirements which allow interest on such securities to be tax-exempt. If those requirements are not met, the interest received and distributed to shareholders by the Fund may be taxable. An investment in the Fund may also result in liability for federal alternative minimum tax, both for individual and corporate shareholders. For example, while the interest from qualified private activity bonds is generally not subject to federal income tax, many types of private activity bond interest must be included in taxable income for federal alternative minimum tax purposes. In addition, changes in federal or state tax laws may cause the prices of municipal securities to fall.

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class S shares of the Fund in each full calendar year since its inception on 9/24/2001. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Class S Shares (%)

1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
					0.52	0.20	0.24	1.43	2.52

Best Quarter:	4th Quarter 2006	+ 0.69%
Worst Quarter:	1st Quarter 2004	+ 0.01%
Year-to-date total return as of 3/31/2007 is +0.62%.

The next table lists the Fund’s average annual total return for Class S shares over the past one- and five-year periods and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with that of the Merrill Lynch 3-Month U.S. Treasury Bill Index (3-Mo. T-Bill). Please see "Index Descriptions" at the back of this prospectus. Performance information for an index does not reflect the transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2006)

	Inception Date of Class	1 year	5 year	10 year	Performance Since 9/24/2001
Class S	9/24/2001	2.52%	0.98%	N/A	0.97%
3-Mo. T-Bill [1]		4.85%	2.43%	N/A	2.43%

1.  Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current 7-day yield information call 1.800.343.2898.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund’s fiscal year ended 1/31/2007.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Class S
Management Fees	0.40%
12b-1 Fees	0.60%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	1.16%

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Class S
1 year	$ 118
3 years	$ 368
5 years	$ 638
10 years	$ 1,409

Pennsylvania Municipal Money Market Fund

FUND FACTS:

Goals:

·  High Current Income Exempt from Federal and Pennsylvania Income Taxes

·  Preservation of Capital

·  Liquidity

Principal Investment:

·  Municipal Money Market Securities

Class of Shares Offered in this Prospectus:

·  Class S

Investment Advisor:

·  Evergreen
Investment
Management
Company, LLC

Distribution Payment Schedule:

·  Monthly

INVESTMENT GOAL

The Fund seeks to provide investors with as high a level of current income exempt from regular federal income tax and, to the extent possible, from Pennsylvania income tax, as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 1.

The Fund will normally invest at least 80% of its assets in municipal money market securities issued by the Commonwealth of Pennsylvania, or any of its political subdivisions, agencies, or instrumentalities, or by other governmental units (such as U.S. territories), the interest from which is exempt from federal income tax other than the alternative minimum tax and exempt from the Pennsylvania income tax, and are determined to present minimal credit risk. Municipal money market securities include fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate.

The Fund will comply with the diversification requirements prescribed by Rule 2a-7 under the Investment Company Act of 1940, as amended. However, the Fund is non-diversified and therefore may invest a significant percentage of its assets in obligations of a single or small number of issuers. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand for the security in the marketplace, as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high-quality, short-term taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment goal.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 1 under the headings:

  Interest Rate Risk
  Credit Risk
  Concentration Risk
  Non-Diversification Risk
  Municipal Securities Risk

Distributions of capital gains and other taxable income will be subject to tax under Pennsylvania personal income and corporate net income tax. The municipal securities held by the Fund may fail to meet certain legal requirements which allow interest on such securities to be tax-exempt. If those requirements are not met, the interest received and distributed to shareholders by the Fund may be taxable. An investment in the Fund may also result in liability for federal alternative minimum tax, both for individual and corporate shareholders. For example, while the interest from qualified private activity bonds is generally not subject to federal income tax, many types of private activity bond interest must be included in taxable income for federal alternative minimum tax purposes. In addition, changes in federal or state tax laws may cause the prices of municipal securities to fall.

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class S shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund’s return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Class S Shares (%) 1

1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
3.22	3.09	2.96	3.53	1.98	0.70	0.24	0.35	1.51	2.48

Best Quarter:	2nd Quarter 2000	+ 0.99%[1]
Worst Quarter:	3rd Quarter 2003	+ 0.02%
Year-to-date total return as of 3/31/2007 is +0.64%.

The next table lists the Fund’s average annual total return for the Class S shares over the past one-, five- and ten-year periods and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with that of the Merrill Lynch 3-Month U.S. Treasury Bill Index (3-Mo. T-Bill). Please see "Index Descriptions" at the back of this prospectus. Performance information for an index does not reflect the transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2006) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 8/15/1991
Class S	6/30/2000	2.48%	1.05%	2.00%	2.33%
3-Mo. T-Bill [2]		4.85%	2.43%	3.80%	4.10%

1.  Historical performance shown for Class S prior to its inception is based on the performance of Class I, the original class offered. Class I is not offered in this prospectus. The historical returns for Class S have not been adjusted to reflect the effect of the class' 12b-1 fee. These fees are 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower.

2.  Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current 7-day yield information call 1.800.343.2898.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund’s fiscal year ended 1/31/2007.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Class S
Management Fees	0.36%
12b-1 Fees	0.60%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	1.12%

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Class S
1 year	$ 114
3 years	$ 356
5 years	$ 617
10 years	$ 1,363

Treasury Money Market Fund

FUND FACTS:

Goals:

·  Stability of Principal

·  Current Income

·  Liquidity

Principal Investments:

·  Short-term U.S. Treasury Obligations

·  Repurchase Agreements Issued or Guaranteed by the U.S. Government

Class of Shares Offered in this Prospectus:

·  Class S

Investment Advisor:

·  Evergreen
Investment
Management
Company, LLC

Distribution Payment Schedule:

·  Monthly

INVESTMENT GOAL

The Fund seeks to maintain stability of principal while earning current income and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 1.

The Fund will normally invest at least 80% of its assets in short-term U.S. Treasury obligations and repurchase agreements backed by such obligations. U.S. Treasury securities are guaranteed as to principal and interest by, and supported by the full faith and credit of, the U.S. government. The Fund may invest up to 20% of its assets in other debt obligations, but typically invests this portion in repurchase agreements backed by the Government National Mortgage Association ("GNMA"). Securities issued by GNMA are also backed by the full faith and credit of the U.S. government.

The Fund generally maintains an average dollar-weighted maturity of 60 days or less.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities with shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 1 under the headings:

  Interest Rate Risk
  Credit Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class S shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund’s return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Class S Shares (%) 1

1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
4.91	4.83	4.33	5.43	3.04	0.91	0.13	0.35	2.11	3.93

Best Quarter:	4th Quarter 2000	+ 1.39%
Worst Quarter:	1st Quarter 2004	+ 0.01%
Year-to-date total return as of 3/31/2007 is +1.05%.

The next table lists the Fund’s average annual total return for the Class S shares over the past one-, five- and ten-year periods and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with that of the Merrill Lynch 3-Month U.S. Treasury Bill Index (3-Mo. T-Bill). Please see "Index Descriptions" at the back of this prospectus. Performance information for an index does not reflect the transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2006) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 3/6/1991
Class S	6/30/2000	3.93%	1.48%	2.98%	3.43%
3-Mo. T-Bill [2]		4.85%	2.43%	3.80%	4.16%

1.  Historical performance shown for Class S prior to its inception is based on the performance of Class A, one of the original classes offered. Class A is not offered in this prospectus. The historical returns for Class S have not been adjusted to reflect the effect of the class' 12b-1 fee. These fees are 0.60% for Class S and 0.30% for Class A. If these fees had been reflected, returns for Class S would have been lower.

2.  Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current 7-day yield information call 1.800.343.2898.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund’s fiscal year ended 1/31/2007.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Class S
Management Fees	0.31%
12b-1 Fees	0.60%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	1.03%

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Class S
1 year	$ 105
3 years	$ 328
5 years	$ 569
10 years	$ 1,259

U.S. Government Money Market Fund

FUND FACTS:

Goals:

·  High Current Income

·  Preservation of Capital

·  Liquidity

Principal Investment:

·  Securities Issued or Guaranteed by the U.S. Government

·  Repurchase Agreements Issued or Guaranteed by the U.S. Government

Class of Shares Offered in this Prospectus:

·  Class S

Investment Advisor:

·  Evergreen
Investment
Management
Company, LLC

Distribution Payment Schedule:

·  Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and maintaining liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 2.

The Fund will normally invest at least 80% of its assets in high-quality, short-term money market securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements backed by such securities.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities with shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days, unless such security has a maturity shortening feature which reduces the final maturity to no greater than 397 days.

Under current market conditions, the Fund expects to invest a substantial portion of its assets in debt obligations issued by U.S. government agencies and instrumentalities.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 2 under the headings:

  Interest Rate Risk
  Credit Risk

The debt instruments issued and/or guaranteed by the U.S. government, its agencies, or instrumentalities, in which a fund invests, typically include mortgage backed securities, asset-backed securities, and collateralized mortgage obligations (“CMOs”) issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks ( “FHLB”). Securities issued by Ginnie Mae, but not those issued by Fannie Mae, Freddie Mac or FHLB, are backed by the full faith and credit of the U.S. government. Fannie Mae, Freddie Mac and FHLB, although chartered or sponsored by Congress, are not funded by congressional appropriations and the securities issued by them are neither guaranteed nor insured by the U.S. government and are supported only by the credit of the issuer itself. In general, securities issued by the U.S. government sponsored entities are neither insured nor guaranteed by the U.S. Treasury.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance (both before and after taxes) is not an indication of future results.

The table below shows the percentage gain or loss for Class S shares of the Fund in each full calendar year since its inception on 6/26/2001. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Class S Shares (%)

1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
					1.05	0.19	0.35	2.12	4.01

Best Quarter:	1st Quarter 2002	+ 0.20%
Worst Quarter:	4th Quarter 2002	+ 0.08%
Year-to-date total return through 3/31/2003 is +0.02%.

The next table lists the Fund’s average annual total return for Class S shares over the past one-, five- and ten-year periods and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with that of the Merrill Lynch 3-Month U.S. Treasury Bill Index (3-Mo. T-Bill). Please see "Index Descriptions" at the back of this prospectus. Performance information for an index does not reflect the transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2006)

	Inception Date of Class	1 year	5 year	10 year	Performance Since 6/26/2001
Class S	6/26/2001	4.01%	1.53%	N/A	1.60%
3-Mo. T-Bill [1]		4.85%	2.43%	N/A	2.51%

1.  Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current yield information call 1.800.570.SNAP.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund’s fiscal year ended 1/31/2007.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Class S
Management Fees	0.37%
12b-1 Fees	0.60%
Other Expenses	0.26%
Total Annual Fund Operating Expenses [2]	1.23%

2.  The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Annual Fund Operating Expenses were 1.03% for Class S1.

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Class S
1 year	$ 125
3 years	$ 390
5 years	$ 676
10 years	$ 1,489

THE FUNDS' INVESTMENT ADVISOR

An investment advisor manages a fund's investments and supervises its daily business affairs. Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and managed over $104.8 billion in assets for the Evergreen funds as of 12/31/2006. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034. EIMC is a subsidiary of Wachovia Corporation (Wachovia), the fourth largest bank holding company in the United States, with over $707 billion in consolidated assets as of 12/31/2006. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013. One or more investment sub-advisors manage the day-to-day investment operations of the Funds, subject to the oversight of EIMC (see "The Funds' Sub-Advisor(s)").

For the fiscal year ended 1/31/2007, the aggregate advisory fee paid to EIMC by each Fund was as follows:

Fund	% of the Fund's average daily net assets
California Municipal Money Market Fund	0.45%
Money Market Fund	0.40%
Municipal Money Market Fund	0.38%
New Jersey Municipal Money Market Fund	0.41%
New York Municipal Money Market Fund	0.40%
Pennsylvania Municipal Money Market Fund	0.36%
Treasury Money Market Fund	0.31%
U.S. Government Money Market Fund	0.30%

For a discussion regarding the considerations of the Funds' Board of Trustees for approving each Fund's advisory arrangements, please see each Fund's Annual Report for the fiscal year ended January 31, 2007.

Legal Proceedings

Pursuant to an administrative order issued by the Securities and Exchange Commission ("SEC") on September 19, 2007, Evergreen Investment Management Company, LLC ("EIMC"), Evergreen Investment Services, Inc. ("EIS"), Evergreen Service Company, LLC ("ESC" and together with EIMC and EIS, the "Evergreen Entities"), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds' prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and will pay approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

EIS has entered into an agreement with the NASD (now known as the Financial Industry Regulatory Authority (FINRA)) settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

CALCULATING THE SHARE PRICE

CALCULATING A FUND'S SHARE PRICE

The value of one share of a Fund, also known as the net asset value (NAV), is calculated by adding up the Fund's total assets, subtracting all liabilities, and then dividing the result by the total number of shares outstanding. A separate NAV is calculated for each class of shares of a Fund. A Fund's NAV is normally calculated using the value of the Fund's assets as of 4:00 p.m. ET on each day the New York Stock Exchange (NYSE) is open for regular trading. The Evergreen funds reserve the right to adjust the time that a Fund calculates its NAV if the NYSE closes earlier than 4:00 p.m. ET or under other unusual circumstances.

The price per share that you pay when you purchase shares of a Fund, or the amount per share that you receive when you sell shares of a Fund, is based on the next NAV calculated after your purchase or sale order is received (after taking into account any applicable sales charges) and all required information is provided. A Fund seeks to maintain a constant NAV of $1.00 per share.

VALUING A FUND'S INVESTMENTS

Each Fund values its investments at amortized cost, which approximates market value.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:

  Most importantly, read the prospectus to see if the Fund is suitable for you.
  Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading a fund's prospectus. He or she can also assist you through all phases of opening your account.
  Request any additional information you want about the Funds, such as the Statement of Additional Information (SAI), Annual Report or Semiannual Report by calling 1.800.343.2898.

HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

After choosing a Fund, you select a share class. The Funds offer up to six different share classes, each with its own fee and expense structure. Only Class S shares are offered in this prospectus.

Class S

Each Fund offers Class S shares at NAV without a front-end sales charge or deferred sales charge. However, Class S shares are subject to 12b-1 fees. Class S shares are typically purchased in connection with “sweep programs" made available by broker-dealers or other financial intermediaries. Such broker-dealers or financial intermediaries may impose account fees or other charges and certain broker-dealers and other financial institutions may impose a fee in connection with purchases of Class S shares of the Funds.

Additional Compensation to Financial Services Firms

EIMC or EIS has entered into revenue sharing arrangements under which EIMC or EIS, as the case may be, makes payments to financial services firms that are intended to provide incentives for the sale of shares of Evergreen funds or to compensate the intermediary for marketing or marketing support activities. Payments under these arrangements are made from EIMC’s or EIS’s resources, as the case may be, and are in addition to any front-end sales charges, up-front commissions, Rule 12b-1 fees (if any) or other payments made or incentives provided to the financial services firm. The amounts of these payments typically are calculated as a percentage of sales made to and/or assets held by customers of the financial services firm. In some cases, these financial services firms may include the Evergreen funds on a "preferred list." Please contact your investment professional for more details regarding these arrangements or contact an Evergreen funds service representative at 1.800.343.2898 for a listing of financial services firms with whom we have such arrangements.

HOW TO BUY AND REDEEM SHARES

Class S shares are sold through certain broker-dealers and financial institutions which have selling agreements with EIS. Such broker-dealers or financial intermediaries may impose account fees or other charges and certain broker-dealers and other financial institutions may impose a fee in connection with purchases of Class S shares of the Funds. You can also redeem your Class S shares of the Funds at NAV through certain broker-dealers and financial institutions which have selling agreements with EIS on any day the New York Stock Exchange is open pursuant to the Funds' procedures. Investors should refer to their broker-dealer or financial institution as appropriate for instruction and further information.

DIVIDENDS AND DISTRIBUTIONS

A mutual fund distributes to its shareholders the net income and gain it receives from its investments in two forms: dividends and capital gains distributions. Dividends are derived from the dividends, interest and other income that a mutual fund receives from its investments. Capital gains are realized when a mutual fund sells an investment for a gain.

Distribution Payment Schedule. The frequency of dividend distributions for a Fund is listed under its Fund Facts section in the Fund Risk/Return Summary. A Fund usually distributes long-term capital gains, if any, at least once a year, near the end of the calendar year.

Shareholders whose purchase of shares of a Fund is accepted at or before 2 p.m. ET for Money Market Fund, Treasury Money Market Fund and U.S. Government Money Market Fund, and 12:00 Noon ET for California Municipal Money Market Fund, Florida Municipal Money Market Fund, Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund on any day the market is open, except in those cases where the market closes earlier, will receive the dividend declared by the Fund for that day; shareholders whose purchase of shares is accepted after the times noted above will begin earning dividends on the next business day after the Fund accepts their order.

Distribution Options. Unless you choose otherwise on the account application, all dividend, capital gain and other distribution payments made to you by a Fund will be reinvested in additional shares of the Fund. Other options are:

  to reinvest dividends earned in one Evergreen fund into an existing account in another Evergreen fund in the same share class and same registration automatically, with capital gains reinvested in the original Fund;
  to reinvest capital gains but receive all ordinary income dividend distributions in cash; or
  to receive all distributions in cash.

You may write to us at Evergreen Investments, P.O. Box 8400, Boston, MA 02266-8400, or call 1.800.343.2898 to change options. If you purchase shares through your employer's retirement plan, the terms of the plan may govern the reinvestment of distributions from the Fund.

When a distribution or redemption check is returned by the post office as undeliverable or is not cashed within 180 days, whichever event occurs first, the proceeds may be reinvested in additional shares in the originating account at the next-calculated NAV, and any future distributions will be automatically reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

TAXES

Generally, as described in more detail below, a shareholder may be taxed in two ways:

  On Fund distributions (dividends and capital gains).
  On any gain made when shares are sold or exchanged by the shareholder.

Exceptions may exist for certain shareholders:

  If you invest in a Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account.
  Because Evergreen Money Market Funds seek to maintain a stable net asset value, the sale or exchange of money market shares is typically not a taxable event.
  Because the income received by Evergreen Bond Funds or Evergreen Money Market Funds generally does not include corporate dividends, the discussion below regarding qualified dividend income will generally not apply to such funds.
  Dividends, but not capital gains, distributed by Evergreen Municipal Bond Funds and Evergreen Municipal Money Market Funds are generally exempt from federal income tax, but may be subject to the federal alternative minimum tax and state income tax. Dividends, but not capital gains, distributed by Evergreen State Municipal Bond Funds and Evergreen State Municipal Money Market Funds are generally exempt from personal income taxes in the state for which the Fund is named. To the extent that dividends distributed by such funds are not exempt from federal income tax, the following discussion applies.

Fund Distributions. When a Fund distributes dividends or capital gains to you, you must pay any taxes due, whether you receive these distributions in cash or elect to have them reinvested.

Dividends may be treated in two different ways for federal income tax purposes, as ordinary income or as qualified dividend income. Under the current tax code, certain income received by the Fund and distributed to you as a dividend may constitute qualified dividend income, which is currently taxed at a rate no higher than 15% for the taxable years beginning before January 1, 2011, provided that the Fund and its shareholders meet certain holding period and other requirements with respect to the underlying stock and the shareholder's Fund shares, respectively. In addition, in order for dividends received by the Fund from a foreign corporation to constitute qualified dividends, the relevant foreign country must have a tax treaty with the U.S. and the foreign corporation must satisfy certain additional requirements. If the dividends paid to you do not constitute qualified dividend income, you must report them as ordinary income, meaning that they will be taxed at your maximum marginal income tax rate.

When a mutual fund sells a security at a gain that it held for a year or less, the gain is considered short-term, and when distributed to you, it will be taxed as ordinary income at your maximum marginal income tax rate. When a mutual fund sells a security at a gain that it held for more than a year, the gain is considered long-term, and when distributed to you, it will currently be taxed at a rate no higher than 15%.

Special Notice Regarding Tax Treatment of Municipal Bonds. The U.S. Supreme Court has agreed to hear an appeal of a lower court decision generally invalidating a state's ability to exempt the interest on bonds issued by the state and its political subdivisions from state income tax without similarly treating the interest on municipal bonds issued by other states and their respective political subdivisions. If the Supreme Court affirms the lower court's decision, states and their political subdivisions currently providing this preferential tax treatment for their own municipal securities may decide to treat the interest on all municipal securities, including municipal securities held by the Funds, as taxable income at the state and local levels in response to the Court's decision. That treatment may subject shareholders to increased state and local taxes and cause the value of municipal securities, including municipal securities held by the Funds, to be significantly and adversely affected.

Gains/Losses You Realize When You Sell or Exchange Shares. When you sell or exchange shares in a Fund, you have created a taxable event. Remember, an exchange is a purchase and sale for tax purposes. You must report any resulting gain or loss on your tax return unless the transaction was entered into through a tax-deferred retirement account. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares.

Tax Reporting. ESC or your broker provides you and the IRS with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale, except for money market transactions, are reported on Form 1099B. You must report these on your tax return. You could pay a penalty if you neglect to report them. You may obtain a copy of the ESC tax information guide at EvergreenInvestments.com. Please consult your tax advisor for further information regarding the federal, state and local tax consequences of an investment in a fund.

Retirement Plans. You may invest in an Evergreen fund through various retirement plans, including IRAs, 401(k) plans, Simplified Employee Plans (SEPs), 403(b) plans, 457 plans and others. For special rules concerning these plans, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you, consult your tax advisor.

MORE INFORMATION ABOUT THE FUNDS' FEES AND EXPENSES

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

OVERVIEW OF FEES AND EXPENSES

As summarized earlier in this prospectus, investors in the Evergreen funds may pay two types of fees: (i) shareholder transaction fees paid directly by the investor, including sales charges (loads) and (ii) on-going fees that are deducted from the assets of the Fund, including management fees, distribution (Rule 12b-1) fees, transfer agency and shareholder service fees, and legal, audit, custody and other miscellaneous fees. These fees are described more fully below. Both types of fees reduce the overall return earned by an investor. Class I shares of a Fund do not pay transaction fees.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

An investment in an Evergreen mutual fund is subject to the following on-going fees, which reduce the overall return earned by an investor:

Management Fee

The management fee is paid by each Fund to the investment advisor for investment advisory services. These services include day-to-day management of the Fund’s portfolio of investments.

Distribution and/or Service (Rule 12b-1) Fees

Distribution fees -- also known as Rule 12b-1 fees, referring to the SEC rule that authorizes the imposition of the fees -- are paid by a fund to support the marketing and sale of the Fund’s shares. The Trustees of the Evergreen funds have approved a policy to assess annual 12b-1 fees of up to 0.75% of the average daily net assets of Class S shares. However, currently the 12b-1 fees for Class S shares are limited to 0.60% of the average daily net assets of the class. These fees increase the cost of your investment. The Funds may use 12b-1 fees to compensate the Funds’ distributor for services it provides and the expenses it incurs in the promotion and distribution of shares of the Funds, including payments to broker-dealers and financial intermediaries for distribution and shareholder services.

Other Expenses

Mutual funds pay a variety of other fees and expenses in connection with their operations, including, for example, administrative service fees, transfer agency fees, shareholder servicing fees, custody fees, audit fees and legal fees.

Total Annual Fund Operating Expenses

The expense ratio of each of the Funds is shown in the section entitled "Fees and Expenses." These expenses are paid by the Fund and reduce the performance results for the share class to which they apply. Because these expenses are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. Some key things to remember about expense ratios include: (i) your total return in each Fund is reduced by the fees and expenses paid by each Fund; (ii) expense ratios can vary greatly between funds and fund families; and (iii) each Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help a Fund shareholder understand the Fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned, or lost, on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by KPMG LLP, the Funds' independent registered public accounting firm, whose reports, along with each Fund's financial statements, are included in each Fund's annual report, which are available upon request.

California Municipal Money Market Fund

Year Ended January 31,
CLASS S	2007	2006	2005	2004	2003
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.02	0.02	0	0	0.01

Distributions to shareholders from
Net investment income	- 0.02	- 0.02	0 [1]	0 [1]	- 0.01

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	2.49%	1.56%	0.30%	0.19%	0.68%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 217,551	$ 191,144	$ 172,467	$ 25,427	$ 41,997
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.18%	1.17%	1.16%	1.15%	1.11%
Expenses excluding waivers/reimbursements and expense reductions	1.23%	1.25%	1.23%	1.26%	1.26%
Net investment income (loss)	2.43%	1.54%	0.53%	0.20%	0.65%

1.  Amount represents less than $0.005 per share.

Money Market Fund

Year Ended January 31,
CLASS S	2007	2006	2005	2004	2003
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.04	0.02	0	0	0.01

Distributions to shareholders from
Net investment income	- 0.04	- 0.02	0 [1]	0 [1]	- 0.01

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	4.05%	2.25%	0.41%	0.09%	0.82%
Ratios and supplemental data
Net assets, end of period (millions)	$ 1,776	$ 2,421	$ 2,477	$ 3,544	$ 7,302
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.19%	1.19%	1.20%	1.17%	1.21%
Expenses excluding waivers/reimbursements and expense reductions	1.22%	1.22%	1.30%	1.28%	1.21%
Net investment income (loss)	3.96%	2.22%	0.39%	0.10%	0.83%

1.  Amount represents less than $0.005 per share.

Municipal Money Market Fund

Year Ended January 31,
CLASS S	2007	2006	2005	2004	2003
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.02	0.02	0	0	0.01
Distributions to shareholders from
Net investment income	- 0.02	- 0.02	0 [1]	0 [1]	- 0.01
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	2.50%	1.57%	0.38%	0.21%	0.65%
Ratios and supplemental data
Net assets, end of period (millions)	$ 337	$ 315	$ 319	$ 463	$ 835
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.13%	1.12%	1.13%	1.13%	1.16%
Expenses excluding waivers/reimbursements and expense reductions	1.16%	1.16%	1.17%	1.15%	1.16%
Net investment income (loss)	2.46%	1.54%	0.34%	0.22%	0.60%

1.  Amount represents less than $0.005 per share.

New Jersey Municipal Money Market Fund

Year Ended January 31,
CLASS S	2007	2006	2005	2004	2003
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.02	0.02	0	0	0.01
Distributions to shareholders from
Net investment income	- 0.02	- 0.02	0 [1]	0 [1]	- 0.01
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	2.46%	1.54%	0.35%	0.24%	0.60%
Ratios and supplemental data
Net assets, end of period (millions)	$ 169	$ 162	$ 171	$ 66	$ 108
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.17%	1.17%	1.16%	1.16%	1.16%
Expenses excluding waivers/reimbursements and expense reductions	1.17%	1.18%	1.17%	1.18%	1.16%
Net investment income (loss)	2.42%	1.51%	0.48%	0.19%	0.51%

1.  Amount represents less than $0.005 per share.

New York Municipal Money Market Fund

Year Ended January 31,
CLASS S	2007	2006	2005	2004	2003
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.03	0.02	0	0	0.01
Distributions to shareholders from
Net investment income	- 0.03	- 0.02	0 [1]	0 [1]	- 0.01
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	2.57%	1.54%	0.30%	0.19%	0.52%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 249,845	$ 245,347	$ 289,872	$ 25,407	$ 35,817
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.16%	1.16%	1.11%	1.18%	1.18%
Expenses excluding waivers/reimbursements and expense reductions	1.16%	1.17%	1.15%	1.23%	1.23%
Net investment income (loss)	2.41%	1.46%	0.54%	0.13%	0.49%

1.  Amount represents less than $0.005 per share.

Pennsylvania Municipal Money Market Fund

Year Ended January 31,
CLASS S	2007	2006	2005	2004	2003
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.02	0.02	0	0	0.01

Distributions to shareholders from
Net investment income	- 0.02	- 0.02	0 [1]	0 [1]	- 0.01

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	2.53%	1.62%	0.41%	0.23%	0.69%
Ratios and supplemental data
Net assets, end of period (millions)	$ 114	$ 109	$ 62	$ 71	$ 137
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.12%	1.13%	1.11%	1.11%	1.07%
Expenses excluding waivers/reimbursements and expense reductions	1.12%	1.13%	1.14%	1.12%	1.07%
Net investment income (loss)	2.50%	1.63%	0.41%	0.23%	0.62%

1.  Amount represents less than $0.005 per share.

Treasury Money Market Fund

Year Ended January 31,
CLASS S	2007	2006	2005	2004	2003
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.04	0.02	0	0	0.01

Distributions to shareholders from
Net investment income	- 0.04	- 0.02	0 [1]	0 [1]	- 0.01

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	4.03%	2.28%	0.44%	0.11%	0.84%
Ratios and supplemental data
Net assets, end of period (millions)	$ 596	$ 922	$ 761	$ 856	$ 1,484
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.03%	1.02%	1.01%	1.02%	1.03%
Expenses excluding waivers/reimbursements and expense reductions	1.03%	1.02%	1.02%	1.05%	1.03%
Net investment income (loss)	3.91%	2.26%	0.43%	0.12%	0.85%

1.  Amount represents less than $0.005 per share.

U.S. Government Money Market Fund

Year Ended January 31,
CLASS S	2007	2006	2005	2004	2003
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.04	0.02	0	0	0.01
Distributions to shareholders from
Net investment income	- 0.04	- 0.02	0 [1]	0 [1]	- 0.01
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	4.09%	2.30%	0.45%	0.15%	0.99%
Ratios and supplemental data
Net assets, end of period (millions)	$ 318	$ 373	$ 351	$ 267	$ 432
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.03%	1.03%	1.10%	1.04%	0.90%
Expenses excluding waivers/reimbursements and expense reductions	1.23%	1.27%	1.32%	1.35%	1.34%
Net investment income (loss)	4.01%	2.34%	0.61%	0.16%	0.97%

1.  Amount represents less than $0.005 per share.

OTHER FUND PRACTICES

Taxable securities in which California Municipal Money Market Fund, Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest rating categories by any nationally recognized statistical ratings organization; commercial paper rated in the highest grade by Moody’s Investors Service, Inc. or Standard & Poor’s Ratings Services; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.

California Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund do not generally intend to concentrate their investments in any one industry. However, from time to time, a Fund may invest 25% or more of its assets in municipal securities which are related in such a way that an economic, business or political development or change affecting one such obligation would also affect the others. Two examples of obligations related in this way are (i) an obligation, the interest on which is paid from revenues of similar type projects and (ii) obligations whose issuers are located in the same state.

Please consult the SAI for more information regarding these and other investment practices used by the Funds, including related risks.

Short-Term Trading

Excessive short-term trading by investors in a Fund's shares can be detrimental to the interests of long-term shareholders. Excessive short-term trading may disrupt portfolio management of the Fund, harm fund performance, create transaction and other administrative costs that are borne by all shareholders and, ultimately, result in a dilution of, or otherwise have a negative impact on, the value of the Fund's shares held by long-term shareholders. Investors may invest in the Fund for short-term purposes and purchase and sell shares of the Fund more frequently than they might shares of another type of mutual fund. EIMC expects to manage the Fund's portfolio in light of anticipated frequent purchase and sale activity in order to limit any adverse effect on the Fund.

To limit the negative effects of short-term trading on the Fund, the Fund's Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen fund, that investor is "blocked" from purchasing shares of that fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

  Money market funds;
  Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;
  Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;
  Rebalancing transactions within certain asset allocation or "wrap" programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;
  Purchases by a "fund of funds" into the underlying fund vehicle and purchases by 529 Plans;
  Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and shares acquired or sold by a participant in connection with plan loans; and
  Purchases below $5,000 (including purchases that are a part of an exchange transaction).

While the Fund will not monitor trading activity outside the policy above, the Fund reserves the right to reject any purchase or exchange, to terminate an investor's investment or exchange privileges or to seek additional information, if the Fund determines in its sole discretion that trading activity by the investor may be detrimental to the interests of long-term shareholders. In considering whether trading activity may be detrimental to the interests of long-term shareholders, the Fund considers a number of factors, such as the frequency of trading by the investor, the amount involved in the investor's trades, and the length of time the investment is held, along with other factors.

There are certain limitations on the Fund's ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have timely access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund's short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediaries are applying the Fund's short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund's trading restrictions may occur despite the Fund's efforts to prevent them.

Portfolio Holdings

A Fund makes available to the public, approximately 15 calendar days after the end of the calendar quarter, a complete listing of its portfolio holdings as of the quarter end. This information is posted to EvergreenInvestments.com as soon after the 15 days as possible. In addition, certain Evergreen funds (such as Evergreen money market funds) may make available to the public a complete list of holdings as of month end, posted to EvergreenInvestments.com within approximately 15 calendar days after the month end. A Fund may also from time to time post to EvergreenInvestments.com more current portfolio holdings information as of a specified date. For more information about the Evergreen funds' policies and procedures with respect to the disclosure of portfolio holdings, see "Policy for Dissemination of Portfolio Holdings" in the SAI.

Privacy

EIMC and its affiliates are dedicated to providing you with the highest level of service and protecting your privacy. As technology transforms the way information is collected and distributed, we want you to know that we have implemented a number of industry-leading practices for safeguarding the privacy and security of financial information about you. EIMC and its affiliates employ safeguards to protect customer information and to prevent fraud. EIMC and its affiliates do not sell customer information to other companies for marketing purposes. For more information, visit our Web site at EvergreenInvestments.com or call 1.800.343.2898 to speak to an Evergreen funds service representative.

INDEX DESCRIPTIONS

Index	Description	Funds
Merrill Lynch 3-Month U.S. Treasury Bill Index (3 Mo. T-Bill)

The 3 Mo. T-Bill is an unmanaged index comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date.

  California Municipal Money Market Fund
  Money Market Fund
  Municipal Money Market Fund
  New Jersey Municipal Money Market Fund
  New York Municipal Money Market Fund
  Pennsylvania Municipal Money Market Fund
  Treasury Money Market Fund
  U.S. Government Money Market Fund

For More Information About the Evergreen Money Market Funds, Ask for:

  Each Fund's most recent Annual or Semiannual Report, which contains a complete financial accounting for the Fund and a complete list of the Fund's portfolio holdings as of a specific date.
  The Statement of Additional Information (SAI), which contains more detailed information about the Funds and their policies and procedures. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus, which means that its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of these documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents may be downloaded, free of charge, off our Web site at EvergreenInvestments.com.

Information about the Funds (including their SAIs) is also available, without charge, on the SEC's Internet Web site at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.551.8090.

·  Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.,

·  200 Berkeley Street, Boston, MA 02116-5034.

·  Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007.

554285 RV9 (11/07)

·  Evergreen Investments

·  200 Berkeley Street

·  Boston, MA 02116-5034

SEC File No.: 811-08555